UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-05742 and 811-07885

Name of Fund: BlackRock Index Equity Portfolio of BlackRock Funds and Master S&P 500 Index Series of Quantitative Master Series LLC

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Donald C. Burke, Chief Executive Officer, BlackRock Index Equity Portfolio of BlackRock Funds and Master S&P 500 Index Series of Quantitative Master Series LLC, 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 12/31/2008

Date of reporting period: 12/31/2008

Item 1 –	Report to Stockholders

EQUITIES  FIXED INCOME  REAL ESTATE  LIQUIDITY  ALTERNATIVES  BLACKROCK SOLUTIONS

BlackRock Index Equity Portfolio OF BLACKROCK FUNDSSM

ANNUAL REPORT | DECEMBER 31, 2008

NOT FDIC INSURED
MAY LOSE VALUE
NO BANK GUARANTEE

2	BLACKROCK INDEX EQUITY PORTFOLIO	DECEMBER 31, 2008

A Letter to Shareholders

Dear Shareholder

The present time may well be remembered as one of the most tumultuous periods in financial market history. Over the past year, the bursting of the housing bubble and the resultant credit crisis swelled into an all-out global financial market meltdown that featured the collapse of storied financial firms, volatile swings in the world’s financial markets and monumental government responses designed to prop up the economy and stabilize the financial system.

The US economy appeared relatively resilient through the first half of 2008, when rising food and energy prices stoked fears of inflation. The tenor changed dramatically in the second half, as inflationary pressure subsided amid plummeting oil prices, while economic pressures escalated in the midst of a rapid deterioration in consumer spending, employment and other key indicators. By period-end, the National Bureau of Economic Research had confirmed what most already knew — the United States was in a recession, which officially began in December 2007. The Federal Reserve Board (the “Fed”), after slashing interest rates aggressively in the early months of the year, resumed that rate-cutting campaign in the fall, with the final reduction in December bringing the target federal funds rate to a record low range of between zero and 0.25%. Importantly, the central bank pledged that future policy moves to revive the global economy and financial markets would comprise primarily of nontraditional and quantitative easing measures, such as capital injections, lending programs and government guarantees.

Against this backdrop, US equity markets experienced intense volatility, with periods of downward pressure punctuated by sharp rebounds. Declines were significant and broad-based, though smaller cap stocks posted somewhat better relative performance. Non-US stocks started off the year stronger, but quickly lost ground as the credit crisis revealed itself to be global in nature and as the global economy turned south. Overall, domestic equities notched better results than non-US equities, reversing the prior years’ trend of international equity outperformance.

In fixed income markets, investors shunned risky assets and sought the safety and liquidity of US Treasury issues. Prices soared, while yields fell to record lows, with the Treasury sector topping all other asset classes over the reporting period. Amid spillover from historic events in the financial sector, municipals contended with fewer market participants, lack of liquidity, a challenging funding environment and a backlog of new-issue supply, all of which contributed to the sector’s underperformance relative to taxable issues. At the same time, economic turmoil combined with dislocated credit markets and substantial technical pressures resulted in the worst year on record for the high yield market.

In all, an investor flight to safety prevailed, as evidenced in the six- and 12-month returns of the major benchmark indexes:

Total Returns as of December 31, 2008	6-month	12-month

US equities (S&P 500 Index)	(28.48)%	(37.00)%

Small cap US equities (Russell 2000 Index)	(26.94)	(33.79)

International equities (MSCI Europe, Australasia, Far East Index)	(36.41)	(43.38)

US Treasury securities (Merrill Lynch 10-Year US Treasury Index)	17.70	20.06

Taxable fixed income (Barclays Capital US Aggregate Index*)	4.07	5.24

Tax-exempt fixed income (Barclays Capital Municipal Bond Index*)	(2.49)	(2.47)

High yield bonds (Barclays Capital US Corporate High Yield 2% Issuer Capped Index*)	(25.07)	(25.88)

*	Formerly a Lehman Brothers index.
Past performance is no guarantee of future results. Index performance shown for illustrative purposes only. You cannot invest directly in an index.

Through periods of market turbulence, as ever, BlackRock’s full resources are dedicated to the management of our clients’ assets. For our most current views on the economy and financial markets, we invite you to visit www.blackrock.com/funds. As always, we thank you for entrusting BlackRock with your investments, and we look forward to continuing to serve you in the months and years ahead.

Sincerely,

Rob Kapito

President, BlackRock Advisors, LLC

THIS PAGE NOT PART OF YOUR FUND REPORT	3

Portfolio Summary as of December 31, 2008

Portfolio Management Commentary

How did the Portfolio perform?

•

For the 12 months ended December 31,2008,the Portfolio generated returns, through its investment in Master S&P 500 Index Series (the “Series”), that generally tracked that of the benchmark Standard & Poor’s (S&P) 500 Index, a market-weighted index composed of 500 common stocks issued by large-capitalization companies in a wide range of businesses. The stocks included in the index collectively represent a substantial portion of all common stocks publicly traded in the United States.

•	Returns for the Portfolio’s respective share classes differ from the benchmark based on individual share-class expenses.

Describe the market environment.

•

2008 turned out to be a year investors would like to forget, but instead will vividly remember. The economy and financial markets remained relatively resilient throughout the first part of the year before collapsing outright in September, producing the worst year for stocks since The Great Depression. With the exception of government bonds and cash, nearly every asset class, including stocks, credit-related fixed income, commodities and real estate, saw sharp declines. Credit issues dominated the financial headlines, resulting in the collapse of several storied financial institutions. Government responses around the world were rapid and inventive, with the US Federal Reserve and other policymakers adopting new lending and asset purchase programs in an effort to restore some measure of liquidity to the system.

•

The Federal Reserve Board (the “Fed”), after slashing interest rates aggressively in the early months of 2008, resumed that rate-cutting campaign in the fall, bringing the target federal funds rate to a “target range” of between zero and 0.25% on December 16, its lowest level in history. The Fed acknowledged that “weak economic conditions are likely to warrant exceptionally low levels of the federal funds rate for some time,” and indicated that it will continue to pursue unconventional policies of quantitative easing (in which the Fed injects cash into the financial system by purchasing assets).

•

In this environment, all 10 sectors within the S&P 500 Index posted negative returns. Losses were most prominent in financials, which lost 55.3% for the year amid unprecedented difficulties in the banking and credit systems. Materials and information technology were also hit hard, declining 45.7% and 43.1%, respectively. At the top was the defensive consumer staples sector, which posted a comparatively smaller loss of 15.4%.

Describe recent portfolio activity.

•

Throughout the 12-month period, as changes were made to the composition of the S&P 500 Index, the Series purchased and sold securities to maintain its objective of replicating the risks and return of the benchmark.

Describe portfolio positioning at period end.

•	In keeping with its investment objective, the Series remains positioned to match the risk characteristics of its benchmark, irrespective of the market’s future direction.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Expense Example

	Actual			Hypothetical[2]

	Beginning Account Value July 1, 2008	Ending Account Value December 31, 2008	Expenses Paid During the Period[1]	Beginning Account Value July 1, 2008	Ending Account Value December 31, 2008	Expenses Paid During the Period[1]

Institutional	$1,000	$715.10	$0.86	$1,000	$1,024.09	$1.02
Service	$1,000	$714.40	$1.94	$1,000	$1,022.84	$2.29
Investor A	$1,000	$714.30	$1.81	$1,000	$1,022.99	$2.14
Investor B	$1,000	$711.70	$5.16	$1,000	$1,019.07	$6.09
Investor C	$1,000	$711.70	$5.21	$1,000	$1,019.02	$6.14

[1]

For each class of the Portfolio, expenses are equal to the annualized expense ratio for the class (0.20% for Institutional, 0.45% for Service, 0.42% for Investor A, 1.20% for Investor B and 1.21% for Investor C), multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period shown). Because the Portfolio is a feeder fund, the expense table example reflects the expense of both the feeder fund and the master fund in which it invests.

[2]

Hypothetical 5% annual return before expenses is calculated by pro-rating the number of days in the most recent fiscal period divided by 366.

See “Disclosure of Expenses” on page 6 for further information on how expenses were calculated.

4	BLACKROCK INDEX EQUITY PORTFOLIO	DECEMBER 31, 2008

Total Return Based on a $10,000 Investment

[1]	Assuming maximum sales charge, if any, transaction costs and other operating expenses, including advisory fees. Institutional Shares do not have a sales charge.

[2]

The Portfolio currently invests all of its assets in the Series of Quantitative Master Series LLC. The Series’ investments are allocated among common stocks in approximately the same weightings as the S&P 500 Index.

[3]

This unmanaged Index covers 500 industrial, utility, transportation and financial companies of the U.S. markets (mostly NYSE issues) representing about 75% of NYSE market capitalization and 30% of NYSE issues.

Performance Summary for the Period Ended December 31, 2008

		Average Annual Total Returns[4]

		1 Year		5 Years		10 Years

	6-Month Total Returns	w/o sales charge	w/sales charge	w/o sales charge	w/sales charge	w/o sales charge	w/sales charge

Institutional	(28.49)%	(37.06)%	N/A	(2.27)%	N/A	(1.53)%	N/A
Service	(28.56)	(37.20)	N/A	(2.52)	N/A	(1.87)	N/A
Investor A	(28.57)	(37.21)	(39.09)%	(2.56)	(3.15)%	(1.97)	(2.27)%
Investor B	(28.83)	(37.71)	(40.47)	(3.32)	(3.70)	(2.56)	(2.56)
Investor C	(28.83)	(37.69)	(38.30)	(3.32)	(3.32)	(2.72)	(2.72)
S&P 500 Index	(28.48)	(37.00)	N/A	(2.19)	N/A	(1.38)	N/A

[4]

Assuming maximum sales charges. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Portfolio Performance” on page 6 for a detailed description of share classes, including any related sales charges and fees.

N/A — Not applicable as share class and index do not have a sales charge.

Past performance is not indicative of future results.

BLACKROCK INDEX EQUITY PORTFOLIO	DECEMBER 31, 2008	5

About Portfolio Performance

•	Institutional Shares are not subject to any sales charge. Institutional Shares bear no ongoing distribution or service fees and are available only to eligible investors.

•	Service Shares are not subject to any sales charge. Service Shares are subject to a service fee of 0.15% per year (but no distribution fee) and are available only to eligible investors.

•	Investor A Shares incur a maximum initial sales charge (front-end load) of 3% and a service fee of 0.15% per year (but no distribution fee).

•

Investor B Shares are subject to a maximum contingent deferred sales charge of 4.50%, declining to 0% after six years. In addition, Investor B Shares are subject to a distribution fee of 0.75% per year and a service fee of 0.15% per year. These shares automatically convert to Investor A Shares after approximately eight years. (There is no initial sales charge for automatic share conversions.) All returns for periods greater than eight years reflect this conversion.

•

Investor C Shares are subject to a distribution fee of 0.75% per year and a service fee of 0.15% per year. In addition, Investor C Shares are subject to a 1% contingent deferred sales charge if redeemed within one year of purchase.

Performance information reflects past performance and does not guarantee future results. Current performance may be lower or higher than the performance data quoted. Refer to www.blackrock.com/funds to obtain performance data current to the most recent month-end. The Portfolio may charge a 2% redemption fee for sales or exchanges of shares within 30 days of purchase or exchange. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance data does not reflect this potential fee. Figures shown in the performance table on page 5 assume reinvestment of all dividends and capital gain distributions, if any, at net asset value on the ex-dividend date. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Dividends paid to each class of shares will vary because of the different levels of service, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders. The Portfolio’s administrator waived a portion of its fee. Without such waiver, the Portfolio’s returns would have been lower.

Disclosure of Expenses

Shareholders of this Portfolio may incur the following charges: (a) expenses related to transactions, including sales charges, redemption fees and exchange fees; and (b) operating expenses, including administration fees, distribution fees including 12b-1 fees, and other Portfolio expenses. The expense example on page 4 (which is based on a hypothetical investment of $1,000 invested on July 1, 2008 and held through December 31, 2008) is intended to assist shareholders both in calculating expenses based on an investment in the Portfolio and in comparing these expenses with similar costs of investing in other mutual funds.

The table provides information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number corresponding to their share class under the heading entitled “Expenses Paid During the Period.”

The table also provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in this Portfolio and other funds, compare the 5% hypothetical example with the 5% hypothetical examples that appear in other funds’ shareholder reports.

The expenses shown in the table are intended to highlight shareholders’ ongoing costs only and do not reflect any transactional expenses, such as sales charges, redemption fees or exchange fees. Therefore, the hypothetical example is useful in comparing ongoing expenses only, and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

6	BLACKROCK INDEX EQUITY PORTFOLIO	DECEMBER 31, 2008

Statement of Assets and Liabilities	BlackRock Index Equity Portfolio

December 31, 2008

Assets

Investment at value — Master S&P 500 Index Series (the “Series”) (cost — $822,061,418)	$539,123,669
Capital shares sold receivable	1,674,984
Withdrawals receivable from the Series	781,002
Prepaid expenses	48,939
Other assets	2,536

Total assets	541,631,130

Liabilities

Capital shares redeemed payable	2,455,986
Distribution fees payable	85,046
Other affiliates payable	42,981
Administration fees payable	19,370
Officer’s and Directors’ fees payable	70
Other accrued expenses payable	132,101

Total liabilities	2,735,554

Net Assets	$538,895,576

Net Assets Consist of

Institutional Shares, $0.001 par value, unlimited number of shares authorized	$16,339
Service Shares, $0.001 par value, unlimited number of shares authorized	1,003
Investor A Shares, $0.001 par value, unlimited number of shares authorized	8,485
Investor B Shares, $0.001 par value, unlimited number of shares authorized	1,015
Investor C Shares, $0.001 par value, unlimited number of shares authorized	4,470
Paid-in capital in excess of par	514,033,309
Undistributed net investment income	705,884
Accumulated net realized gain allocated from the Series	307,062,820
Net unrealized appreciation/depreciation allocated from the Series	(282,937,749)

Net Assets	$538,895,576

Net Asset Value

Institutional — Based on net assets of $282,939,598 and 16,338,815 shares outstanding	$17.32

Service — Based on net assets of $17,256,323 and 1,002,825 shares outstanding	$17.21

Investor A — Based on net assets of $145,885,608 and 8,485,460 shares outstanding	$17.19

Investor B — Based on net assets of $17,225,895 and 1,015,271 shares outstanding	$16.97

Investor C — Based on net assets of $75,588,152 and 4,470,472 shares outstanding	$16.91

See Notes to Financial Statements.

BLACKROCK INDEX EQUITY PORTFOLIO	DECEMBER 31, 2008	7

Statement of Operations	BlackRock Index Equity Portfolio

Year Ended December 31, 2008

Investment Income

Net investment income allocated from the Series:
Dividends	$17,562,133
Securities lending — affiliated	422,379
Income — affiliated	265,181
Expenses	(275,696)

Total income	17,973,997

Expenses

Administration	747,776
Service — Service	32,135
Service — Investor A	322,003
Service and distribution — Investor B	278,367
Service and distribution — Investor C	1,048,916
Transfer agent — Institutional	47,750
Transfer agent — Service	16,010
Transfer agent — Investor A	148,198
Transfer agent — Investor B	65,005
Transfer agent — Investor C	160,557
Printing	232,414
Registration	53,513
Professional	43,428
Custodian	936
Miscellaneous	7,839

Total expenses	3,204,847
Less fees waived by administrator	(56,889)

Total expenses after waiver	3,147,958

Net investment income	14,826,039

Realized and Unrealized Loss Allocated from the Series

Net realized loss from investments and futures	(98,858,152)
Net change in unrealized appreciation/depreciation on investments and futures	(257,491,447)

Total realized and unrealized loss	(356,349,599)

Net Decrease in Net Assets Resulting from Operations	$(341,523,560)

See Notes to Financial Statements.

8	BLACKROCK INDEX EQUITY PORTFOLIO	DECEMBER 31, 2008

Statements of Changes in Net Assets	BlackRock Index Equity Portfolio

Increase (Decrease) in Net Assets:	Year Ended December 31, 2008	Period October 1, 2007 to December 31, 2007	Year Ended September 30, 2007

Operations

Net investment income	$14,826,039	$4,147,964	$17,143,544
Net realized gain (loss)	(98,858,152)	(25,510,279)	735,306,429
Net change in unrealized appreciation/depreciation	(257,491,447)	(12,772,754)	(592,655,572)

Net increase (decrease) in net assets resulting from operations	(341,523,560)	(34,135,069)	159,794,401

Dividends to Shareholders From

Net investment income:
Institutional	(8,758,078)	(6,325,075)	(5,030,661)
Service	(442,076)	(388,257)	(346,097)
Investor A	(4,298,649)	(3,330,287)	(2,790,854)
Investor B	(324,602)	(223,933)	(341,372)
Investor C	(1,405,399)	(932,479)	(916,013)

Decrease in net assets resulting from dividends to shareholders	(15,228,804)	(11,200,031)	(9,424,997)

Capital Share Transactions

Net decrease in net assets derived from capital share transactions	(69,798,863)	(22,476,080)	(194,817,053)

Redemption Fee

Redemption fee	—	—	35,030

Net Assets

Total decrease in net assets	(426,551,227)	(67,811,180)	(44,412,619)
Beginning of period	965,446,803	1,033,257,983	1,077,670,602

End of period	$538,895,576	$965,446,803	$1,033,257,983

End of period undistributed net investment income	$705,884	$1,105,292	$8,157,359

See Notes to Financial Statements.

BLACKROCK INDEX EQUITY PORTFOLIO	DECEMBER 31, 2008	9

Financial Highlights	BlackRock Index Equity Portfolio

	Institutional

	Year Ended December 31, 2008	Period October 1, 2007 to December 31, 2007

			Year Ended September 30,

			2007	2006	2005	2004	2003

Per Share Operating Performance

Net asset value, beginning of period	$28.22	$29.58	$25.70	$23.63	$21.49	$19.19	$15.69

Net investment income	0.51 [1]	0.14 [1]	0.52 [1]	0.44 [1]	0.45 [1]	0.34 [1]	0.30
Net realized and unrealized gain (loss)	(10.88)	(1.11)	3.64 [2]	2.08 [2]	2.15 [2]	2.29 [2]	3.48

Net increase (decrease) from investment operations	(10.37)	(0.97)	4.16	2.52	2.60	2.63	3.78

Dividends from net investment income	(0.53)	(0.39)	(0.28)	(0.45)	(0.46)	(0.33)	(0.28)

Net asset value, end of period	$17.32	$28.22	$29.58	$25.70	$23.63	$21.49	$19.19

Total Investment Return[3]

Based on net asset value	(37.06)%	(3.28)%[4]	16.27%	10.75%	12.17%	13.71%	24.20%

Ratios to Average Net Assets[5]

Total expenses after waiver	0.18%	0.15%[6]	0.17%	0.18%	0.18%	0.18%	0.18%

Total expenses	0.19%	0.16%[6]	0.18%	0.26%	0.37%	0.36%	0.37%

Net investment income	2.18%	1.89%[6]	1.89%	1.81%	1.95%	1.56%	1.63%

Supplemental Data

Net assets, end of period (000)	$282,940	$464,166	$491,201	$474,801	$595,050	$546,947	$618,249

Portfolio turnover from the Series	8%	4%	1%[7]	4%[8]	7%[8]	2%[8]	10%[8]

[1]	Based on average shares outstanding.

[2]	Includes a redemption fee, which is less than $0.01 per share.

[3]	Total investment returns exclude the effects of any sales charges.

[4]	Aggregate total investment return.

[5]

Includes the Portfolio’s share of the Series’ (for the period June 4, 2007 to September 30, 2007) and The U.S. Large Company Series (the “Master”) (for the years ended 2003 – 2006 and the period October 1, 2006 to June 3, 2007) allocated expenses and/or net investment income.

[6]	Annualized.

[7]	Represents the portfolio turnover of the Series for the period June 4, 2007 to September 30, 2007.

[8]

Represents the portfolio turnover of the Master for the periods December 1, 2005 to September 30, 2006, December 1, 2004 to September 30, 2005, December 1, 2003 to September 30, 2004 and December 1, 2002 to September 30, 2003, respectively.

See Notes to Financial Statements.

10	BLACKROCK INDEX EQUITY PORTFOLIO	DECEMBER 31, 2008

Financial Highlights (continued)	BlackRock Index Equity Portfolio

	Service

		Period October 1, 2007 to December 31, 2007
	Year Ended December 31, 2008
			Year Ended September 30,

			2007	2006	2005	2004	2003

Per Share Operating Performance

Net asset value, beginning of period	$28.04	$29.37	$25.53	$23.48	$21.35	$19.08	$15.62

Net investment income	0.46 [1]	0.14 [1]	0.46 [1]	0.37 [1]	0.37 [1]	0.25 [1]	0.21
Net realized and unrealized gain (loss)	(10.81)	(1.11)	3.64 [2]	2.06 [2]	2.13 [2]	2.27 [2]	3.47

Net increase (decrease) from investment operations	(10.35)	(0.97)	4.10	2.43	2.50	2.52	3.68

Dividends from net investment income	(0.48)	(0.36)	(0.26)	(0.38)	(0.37)	(0.25)	(0.22)

Net asset value, end of period	$17.21	$28.04	$29.37	$25.53	$23.48	$21.35	$19.08

Total Investment Return

Based on net asset value	(37.20)%	(3.28)%[3]	16.12%	10.42%	11.78%	13.20%	23.68%

Ratios to Average Net Assets[4]

Total expenses after waiver	0.40%	0.16%[5]	0.33%	0.46%	0.55%	0.56%	0.61%

Total expenses	0.40%	0.17%[5]	0.34%	0.49%	0.60%	0.67%	0.67%

Net investment income	1.98%	1.84%[5]	1.70%	1.53%	1.62%	1.17%	1.19%

Supplemental Data

Net assets, end of period (000)	$17,256	$26,177	$35,719	$44,765	$68,637	$74,641	$72,505

Portfolio turnover from the Series	8%	4%	1%[6]	4%[7]	7%[7]	2%[7]	10%[7]

[1]	Based on average shares outstanding.

[2]	Includes a redemption fee, which is less than $0.01 per share.

[3]	Aggregate total investment return.

[4]

Includes the Portfolio’s share of the Series’ (for the period June 4, 2007 to September 30, 2007) and The U.S. Large Company Series (the “Master”) (for the years ended 2003 – 2006 and the period October 1, 2006 to June 3, 2007) allocated expenses and/or net investment income.

[5]	Annualized.

[6]	Represents the portfolio turnover of the Series for the period June 4, 2007 to September 30, 2007.

[7]

Represents the portfolio turnover of the Master for the periods December 1, 2005 to September 30, 2006, December 1, 2004 to September 30, 2005, December 1, 2003 to September 30, 2004 and December 1, 2002 to September 30, 2003, respectively.

See Notes to Financial Statements.

BLACKROCK INDEX EQUITY PORTFOLIO	DECEMBER 31, 2008	11

Financial Highlights (continued)	BlackRock Index Equity Portfolio

	Investor A

		Period October 1, 2007 to December 31, 2007
	Year Ended December 31, 2008
			Year Ended September 30,

			2007	2006	2005	2004	2003

Per Share Operating Performance

Net asset value, beginning of period	$28.01	$29.34	$25.52	$23.46	$21.34	$19.07	$15.62

Net investment income	0.46 [1]	0.12 [1]	0.47 [1]	0.38 [1]	0.36 [1]	0.22 [1]	0.18
Net realized and unrealized gain (loss)	(10.80)	(1.10)	3.60 [2]	2.07 [2]	2.13 [2]	2.28 [2]	3.46

Net increase (decrease) from investment operations	(10.34)	(0.98)	4.07	2.45	2.49	2.50	3.64

Dividends from net investment income	(0.48)	(0.35)	(0.25)	(0.39)	(0.37)	(0.23)	(0.19)

Net asset value, end of period	$17.19	$28.01	$29.34	$25.52	$23.46	$21.34	$19.07

Total Investment Return[3]

Based on net asset value	(37.21)%	(3.34)%[4]	16.01%	10.52%	11.75%	13.10%	23.41%

Ratios to Average Net Assets[5]

Total expenses after waiver	0.39%	0.36%[6]	0.37%	0.42%	0.55%	0.70%	0.79%

Total expenses	0.39%	0.37%[6]	0.37%	0.54%	0.70%	0.84%	0.85%

Net investment income	1.95%	1.68%[6]	1.69%	1.57%	1.59%	1.04%	1.01%

Supplemental Data

Net assets, end of period (000)	$145,886	$272,771	$284,761	$287,288	$296,266	$312,606	$281,505

Portfolio turnover from the Series	8%	4%	1%[7]	4%[8]	7%[8]	2%[8]	10%[8]

[1]	Based on average shares outstanding.

[2]	Includes a redemption fee, which is less than $0.01 per share.

[3]	Total investment returns exclude the effects of sales charges.

[4]	Aggregate total investment return.

[5]

Includes the Portfolio’s share of the Series’ (for the period June 4, 2007 to September 30, 2007) and The U.S. Large Company Series (the “Master”) (for the years ended 2003 – 2006 and the period October 1, 2006 to June 3, 2007) allocated expenses and/or net investment income.

[6]	Annualized.

[7]	Represents the portfolio turnover of the Series for the period June 4, 2007 to September 30, 2007.

[8]

Represents the portfolio turnover of the Master for the periods December 1, 2005 to September 30, 2006, December 1, 2004 to September 30, 2005, December 1, 2003 to September 30, 2004 and December 1, 2002 to September 30, 2003, respectively.

See Notes to Financial Statements.

12	BLACKROCK INDEX EQUITY PORTFOLIO	DECEMBER 31, 2008

Financial Highlights (continued)	BlackRock Index Equity Portfolio

	Investor B

		Period October 1, 2007 to December 31, 2007
	Year Ended December 31, 2008
			Year Ended September 30,

			2007	2006	2005	2004	2003

Per Share Operating Performance

Net asset value, beginning of period	$27.60	$28.75	$25.09	$23.06	$20.98	$18.75	$15.35

Net investment income	0.26 [1]	0.06 [1]	0.24 [1]	0.18 [1]	0.19 [1]	0.06 [1]	0.04
Net realized and unrealized gain (loss)	(10.62)	(1.08)	3.55 [2]	2.03 [2]	2.09 [2]	2.24 [2]	3.42

Net increase (decrease) from investment operations	(10.36)	(1.02)	3.79	2.21	2.28	2.30	3.46

Dividends from net investment income	(0.27)	(0.13)	(0.13)	(0.18)	(0.20)	(0.07)	(0.06)

Net asset value, end of period	$16.97	$27.60	$28.75	$25.09	$23.06	$20.98	$18.75

Total Investment Return[3]

Based on net asset value	(37.71)%	(3.55)%[4]	15.13%	9.62%	10.89%	12.25%	22.59%

Ratios to Average Net Assets[5]

Total expenses after waiver	1.22%	1.17%[6]	1.19%	1.23%	1.31%	1.46%	1.54%

Total expenses	1.28%	1.24%[6]	1.21%	1.34%	1.35%	1.50%	1.59%

Net investment income	1.09%	0.86%[6]	0.88%	0.76%	0.86%	0.28%	0.27%

Supplemental Data

Net assets, end of period (000)	$17,226	$48,002	$56,503	$91,683	$136,878	$177,754	$192,614

Portfolio turnover from the Series	8%	4%	1%[7]	4%[8]	7%[8]	2%[8]	10%[8]

[1]	Based on average shares outstanding.

[2]	Includes a redemption fee, which is less than $0.01 per share.

[3]	Total investment returns exclude the effects of sales charges.

[4]	Aggregate total investment return.

[5]

Includes the Portfolio’s share of the Series’ (for the period June 4, 2007 to September 30, 2007) and The U.S. Large Company Series (the “Master”) (for the years ended 2003 – 2006 and the period October 1, 2006 to June 3, 2007) allocated expenses and/or net investment income.

[6]	Annualized.

[7]	Represents the portfolio turnover of the Series for the period June 4, 2007 to September 30, 2007.

[8]

Represents the portfolio turnover of the Master for the periods December 1, 2005 to September 30, 2006, December 1, 2004 to September 30, 2005, December 1, 2003 to September 30, 2004 and December 1, 2002 to September 30, 2003, respectively.

See Notes to Financial Statements.

BLACKROCK INDEX EQUITY PORTFOLIO	DECEMBER 31, 2008	13

Financial Highlights (concluded)	BlackRock Index Equity Portfolio

	Investor C

	Year Ended December 31, 2008	Period October 1, 2007 to December 31, 2007

			Year Ended September 30,

			2007	2006	2005	2004	2003

Per Share Operating Performance

Net asset value, beginning of period	$27.52	$28.71	$25.07	$23.05	$20.97	$18.74	$15.35

Net investment income	0.27 [1]	0.06 [1]	0.24 [1]	0.18 [1]	0.19 [1]	0.06 [1]	0.04
Net realized and unrealized gain (loss)	(10.59)	(1.08)	3.55 [2]	2.03 [2]	2.09 [2]	2.24 [2]	3.41

Net increase (decrease) from investment operations	(10.32)	(1.02)	3.79	2.21	2.28	2.30	3.45

Dividends from net investment income	(0.29)	(0.17)	(0.15)	(0.19)	(0.20)	(0.07)	(0.06)

Net asset value, end of period	$16.91	$27.52	$28.71	$25.07	$23.05	$20.97	$18.74

Total Investment Return[3]

Based on net asset value	(37.69)%	(3.56)%[4]	15.13%	9.61%	10.90%	12.26%	22.52%

Ratios to Average Net Assets[5]

Total expenses after waiver	1.19%	1.17%[6]	1.17%	1.23%	1.31%	1.46%	1.54%

Total expenses	1.20%	1.17%[6]	1.17%	1.27%	1.35%	1.50%	1.59%

Net investment income	1.14%	0.87%[6]	0.89%	0.76%	0.86%	0.28%	0.27%

Supplemental Data

Net assets, end of period (000)	$75,588	$154,330	$165,075	$179,134	$228,276	$279,130	$297,835

Portfolio turnover from the Series	8%	4%	1%[7]	4%[8]	7%[8]	2%[8]	10%[8]

[1]	Based on average shares outstanding.

[2]	Includes a redemption fee, which is less than $0.01 per share.

[3]	Total investment returns exclude the effects of sales charges.

[4]	Aggregate total investment return.

[5]

Includes the Portfolio’s share of the Series’ (for the period June 4, 2007 to September 30, 2007) and The U.S. Large Company Series (the “Master”) (for the years ended 2003 – 2006 and the period October 1, 2006 to June 3, 2007) allocated expenses and/or net investment income.

[6]	Annualized.

[7]	Represents the portfolio turnover of the Series for the period June 4, 2007 to September 30, 2007.

[8]

Represents the portfolio turnover of the Master for the periods December 1, 2005 to September 30, 2006, December 1, 2004 to September 30, 2005, December 1, 2003 to September 30, 2004 and December 1, 2002 to September 30, 2003, respectively.

See Notes to Financial Statements.

14	BLACKROCK INDEX EQUITY PORTFOLIO	DECEMBER 31, 2008

Notes to Financial Statements	BlackRock Index Equity Portfolio

1. Organization and Significant Accounting Policies:

BlackRock Index Equity Portfolio (the “Portfolio”), a part of BlackRock FundsSM (the “Fund”), is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open management investment company. The Portfolio is organized as a Maryland corporation. The Portfolio seeks to achieve its investment objective by investing all of its assets in Master S&P 500 Index Series (the “Series”) of Quantitative Master Series LLC. The value of the Portfolio’s investment in the Series reflects the Portfolio’s proportionate interest in the net assets of the Series. The performance of the Portfolio is directly affected by the performance of the Series. The financial statements of the Series, including the Schedule of Investments, are included elsewhere in this report and should be read in conjunction with the Portfolio’s financial statements. The Portfolio’s financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require the use of management accruals and estimates. Actual results may differ from these estimates. The percentage of the Series owned by the Portfolio at December 31, 2008 was 27.6%. The Portfolio offers multiple classes of shares. Institutional and Service Shares are sold without a sales charge and only to certain eligible investors. Investor A Shares are generally sold with a front-end sales charge. Investor B and Investor C Shares may be subject to a contingent deferred sales charge. All classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that Investor A, Investor B, Investor C and Service Shares bear certain expenses related to the shareholder servicing of such shares, and Investor B and Investor C Shares also bear certain expenses related to the distribution of such shares. Each class has exclusive voting rights with respect to matters relating to its shareholder servicing and distribution expenditures (except that Investor B shareholders may vote on material changes to the Investor A distribution plan).

The following is a summary of significant accounting policies followed by the Portfolio:

Valuation of Investments: The Portfolio records its investment in the Series at fair value. Valuation of securities held by the Series is discussed in Note 1 of the Series’ Notes to Financial Statements, which are included elsewhere in this report.

Effective January 1, 2008, the Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”). FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various updates are used in determining the fair value of investments, which are as follows:

•	Level 1 — price quotations in active markets/exchanges for identical securities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the Portfolio’s own assumption used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used as of December 31, 2008 in determining the fair valuation of the Portfolio’s investments:

Valuation Inputs	Investments in Securities

Assets

Level 1	—
Level 2	$539,123,669
Level 3	—

Total	$539,123,669

Investment Transactions and Net Investment Income: Investment transactions in the Series are accounted for on a trade date basis. The Portfolio records daily its proportionate share of the Series’ income, expenses and realized and unrealized gains and losses. In addition, the Portfolio accrues its own expenses. Income and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.

Dividends and Distributions to Shareholders: Dividends and distributions paid by the Portfolio are recorded on the ex-dividend dates.

Income Taxes: It is the Portfolio’s policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

The Portfolio files US federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Portfolio’s US federal tax returns remains open for the years ended December 31, 2005 through December 31, 2007. The statutes of limitations on the Portfolio’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

Recent Accounting Pronouncement: In March 2008, Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities — an amendment of FASB Statement No. 133” (“FAS 161”), was issued. FAS 161 is intended to improve financial reporting for derivative instruments by requiring enhanced disclosure that

BLACKROCK INDEX EQUITY PORTFOLIO	DECEMBER 31, 2008	15

Notes to Financial Statements (continued)	BlackRock Index Equity Portfolio

enables investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity’s results of operations and financial position. FAS 161 is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. The impact on the Portfolio’s financial statement disclosures, if any, is currently being assessed.

Other: Expenses directly related to the Portfolio or its classes are charged to that Portfolio or class. Other operating expenses shared by several funds are pro-rated among those funds on the basis of relative net assets or other appropriate methods. Other expenses of the Portfolio are allocated daily to each class based on its relative net assets.

2. Transactions with Affiliates:

The Fund, on behalf of the Portfolio, has entered into an Administration Agreement with BlackRock Advisors, LLC and State Street Bank and Trust Company (collectively, the “Administrator”). Merrill Lynch & Co., Inc. (“Merrill Lynch”) and The PNC Financial Services Group, Inc. (“PNC”) are the largest stockholders of BlackRock, Inc. As of December 31, 2008, Merrill Lynch and PNC are affiliates of BlackRock.

The Portfolio pays the Administrator a monthly fee based upon the average daily value of the Portfolio’s net assets at the following annual rates for the performance of administrative services (other than investment advice and related portfolio activities) necessary to the operation of the Portfolio: 0.075% of the Portfolio’s average daily net assets not exceeding $500 million; 0.065% of average daily net assets in excess of $500 million but not exceeding $1 billion; and 0.055% of average daily net assets in excess of $1 billion. In addition, each of the share classes is charged an administration fee based upon the average daily net assets of each respective class at the following rates for the performance of administrative services other than investment advice and related portfolio activities necessary to the operation of the portfolio: 0.025% of the first $500 million, 0.015% of the next $500 million and 0.005% of assets in excess of $1 billion.

The Administrator contractually agreed to waive or reimburse fees or expenses until May 1, 2009 in order to limit expenses. This agreement is reviewed annually by the Fund’s Board of Trustees. The current expense limitation as a percentage of net assets are as follows: 0.18% for Institutional; 0.615% for Service; 0.785% for Investor A, and 1.24% for Investor B and Investor C. These amounts are shown as fees waived by the Administrator on the Statement of Operations.

If after two years following a waiver or reimbursement of the operating expenses of a share class that previously received a waiver or reimbursement from BlackRock are less than the expense limit for that share class, BlackRock is entitled to reimbursement by such share class up to the amount of fees waived or expenses reimbursed under the agreement if: (1) the Portfolio of which the share class is a part has more than $50 million in assets, (2) BlackRock continues to be the Portfolio’s investment advisor and (3) the Board of the Fund approved the payments to BlackRock at the previous quarterly meeting. At December 31, 2008, the amounts subject to possible future reimbursement under the expense limitation agreement are as follows:

Expiring January 31, 2009	Expiring January 31, 2010	Expiring January 31, 2011	Expiring January 31, 2012	Total Waivers Subject to Reimbursement

$131,162	$87,300	$20,683	$56,889	$296,034

Waivers of $1,120,125 previously recognized by the Portfolio, which may have been subject to recoupment, expired on January 31, 2008.

Effective October 1, 2008, the Fund entered into a Distribution Agreement and Distribution Plans with BlackRock Investments, Inc. (“BII”), which replaced BlackRock Distributors, Inc. and its affiliates (“BDI”) (collectively the “Distributor”) as the sole distributor of the Fund. BII and BDI are affiliates of BlackRock, Inc. The service and distribution fees did not change as a result of this transaction.

Pursuant to the Distribution Plans adopted by the Fund in accordance with Rule 12b-1 under the 1940 Act, the Portfolio pays the Distributor ongoing service and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the shares as follows:

	Service Fee	Distribution Fee

Service	0.15%	—
Investor A	0.15%	—
Investor B	0.15%	0.75%
Investor C	0.15%	0.75%

Pursuant to sub-agreements with the Distributor, broker-dealers, including Merrill Lynch, Pierce, Fenner & Smith Incorporated (“MLPF&S”), a wholly owned subsidiary of Merrill Lynch, and the Distributor provide shareholder servicing and/or distribution services to the Portfolio. The ongoing service fee and/or distribution fee compensates the Distributor and each broker-dealer for providing shareholder servicing and/or distribution related services to Service, Investor A, Investor B and Investor C shareholders.

For the year ended December 31, 2008, affiliates earned underwriting discounts, direct commissions and dealer concessions on sales of the Portfolio’s Investor A Shares, which totaled $3,164. Affiliates received contingent deferred sales charges of $24,943 and $960 relating to transactions in Investor B and Investor C Shares, respectively.

PNC Global Investment Servicing (US) Inc., formerly PFPC Inc., an indirect, wholly owned subsidiary of PNC and an affiliate of the Administrator, serves as transfer agent and dividend disbursing agent. Each class of the Portfolio bears the costs of transfer agent fees associated with such

16	BLACKROCK INDEX EQUITY PORTFOLIO	DECEMBER 31, 2008

Notes to Financial Statements (continued)	BlackRock Index Equity Portfolio

respective classes. Transfer agency fees borne by each class of the Portfolio are comprised of those fees charged for all shareholder communications including mailing of shareholder reports, dividend and distribution notices, and proxy materials for shareholders meetings; as well as per account and per transaction fees related to servicing and maintenance of shareholder accounts, including the issuing, redeeming and transferring of shares of each class of the Portfolio, 12b-1 fee calculation, check writing, anti-money laundering services, and customer identification services.

Pursuant to written agreements, certain affiliates provide the Portfolio with sub-accounting, recordkeeping, sub-transfer agency and other administrative services with respect to sub-accounts they service. For these services, these affiliates receive an annual fee per shareholder account, which will vary depending on share class. For the year ended December 31, 2008, the Portfolio paid $105,733 in return for these services, which are a component of the transfer agent fees in the accompanying Statement of Operations.

The Administrator maintains a call center, which is responsible for providing certain shareholder services to the Portfolio, such as responding to shareholder inquiries and processing transactions based upon instructions from shareholders with respect to the subscription and redemption of Portfolio shares. For the year ended December 31, 2008, the following amounts have been accrued by the Portfolio to reimburse the Administrator for costs incurred running the call center, which are a component of the transfer agent fees in the accompanying Statement of Operations.

Call Center Fees

Institutional	$2,691
Service	$180
Investor A	$10,473
Investor B	$3,771
Investor C	$7,575

The Portfolio may earn income on positive cash balances in demand deposit accounts that are maintained by the transfer agent on behalf of the Portfolio. For the year ended December 31, 2008, the Portfolio earned $3,221, which is included in income from affiliates in the Statement of Operations.

Certain officers and/or directors of the Fund are officers and/or directors of BlackRock, Inc. or its affiliates. The Portfolio reimburses the Administrator for its allocated share of compensation paid to the Fund’s Chief Compliance Officer.

3. Income Tax Information:

Reclassifications: Accounting principles generally accepted in the United States of America require that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. The following permanent differences as of December 31, 2008 attributable to classification of settlement proceeds, were reclassified to the following accounts:

Paid-in capital	$(3,357)
Undistributed net investment income	$3,357

The tax character of distributions paid during the fiscal year ended December 31, 2008, the period October 1, 2007 to December 31, 2007 and the year September 30, 2007 was as follows:

	12/31/2008	12/31/2007	9/30/2007

Distributions paid from:
Ordinary income	$15,228,804	$11,200,031	$9,424,997

Total taxable distributions	$15,228,804	$11,200,031	$9,424,997

As of December 31, 2008, the components of accumulated earnings on a tax basis were as follows:

Undistributed ordinary net income	$705,884
Capital loss carryforward	(267,611,035)
Net unrealized gains	291,736,106	*

Total accumulated net earnings	$24,830,955

*

The difference between book-basis and tax-basis net unrealized gains is attributable primarily to the tax deferral of losses on wash sales, the realization for tax purposes of unrealized gains (losses) on certain future contracts, book/tax differences on contributed securities and the difference between the book and tax treatment on certain stock lending transactions.

As of December 31, 2008, the Fund had a capital loss carryforward available to offset future realized capital gains through the indicated expiration dates:

Expires December 31,

2009	$72,454,352
2010	117,169,455
2012	429,781
2016	77,557,447

Total	$267,611,035

BLACKROCK INDEX EQUITY PORTFOLIO	DECEMBER 31, 2008	17

Notes to Financial Statements (continued)	BlackRock Index Equity Portfolio

4. Capital Share Transactions:

Transactions in shares for each class were as follows:

	Year Ended December 31, 2008		Period October 1, 2007 to December 31, 2007		Year Ended September 30, 2007

	Shares	Amount	Shares	Amount	Shares	Amount

Institutional

Shares sold	2,231,122	$50,522,225	133,762	$3,866,196	15,182,132	$434,758,246
Shares issued to shareholders in reinvestment of dividends	78,952	1,639,078	39,636	1,107,420	56,212	1,568,893

Total issued	2,310,074	52,161,303	173,398	4,973,616	15,238,344	436,327,139
Shares redeemed	(2,419,748)	(52,134,015)	(330,077)	(9,604,299)	(17,107,084)	(488,875,217)

Net increase (decrease)	(109,674)	$27,288	(156,679)	$(4,630,683)	(1,868,740)	$(52,548,078)

Service

Shares sold	302,263	$6,605,371	33,332	$968,514	689,177	$19,281,423
Shares issued to shareholders in reinvestment of dividends	20,500	424,053	13,469	373,897	12,156	337,537

Total issued	322,763	7,029,424	46,801	1,342,411	701,333	19,618,960
Shares redeemed	(253,498)	(5,747,129)	(329,281)	(9,581,149)	(1,238,485)	(34,417,910)

Net (increase) decrease	69,265	$1,282,295	(282,480)	$(8,238,738)	(537,152)	$(14,798,950)

Investor A

Shares sold	1,965,768	$45,279,786	439,162	$12,581,287	2,241,287	$62,047,128
Shares issued to shareholders in reinvestment of dividends	200,536	4,200,577	117,548	3,260,755	93,212	2,586,033

Total issued	2,166,304	49,480,363	556,710	15,842,042	2,334,499	64,633,161
Shares redeemed	(3,417,991)	(78,114,866)	(524,488)	(15,056,914)	(3,888,674)	(108,477,810)

Net increase (decrease)	(1,251,687)	$(28,634,503)	32,222	$785,128	(1,554,175)	$(43,844,649)

Investor B

Shares sold	8,585	$164,584	3,318	$91,883	28,652	$761,184
Shares issued to shareholders in reinvestment of dividends	9,051	188,771	4,794	131,056	7,531	206,387

Total issued	17,636	353,355	8,112	222,939	36,183	967,571
Shares redeemed	(741,617)	(17,349,748)	(234,402)	(6,570,338)	(1,724,332)	(46,833,109)

Net decrease	(723,981)	$(16,996,393)	(226,290)	$(6,347,399)	(1,688,149)	$(45,865,538)

Investor C

Shares sold	28,619	$598,306	14,928	$407,697	15,122	$414,223
Shares issued to shareholders in reinvestment of dividends	31,849	657,802	16,173	440,843	15,356	420,558

Total issued	60,468	1,256,108	31,101	848,540	30,478	834,781
Shares redeemed	(1,197,031)	(26,733,658)	(174,122)	(4,892,928)	(1,425,591)	(38,594,619)

Net decrease	(1,136,563)	$(25,477,550)	(143,021)	$(4,044,388)	(1,395,113)	$(37,759,838)

There is a 2% redemption fee on shares redeemed or exchanged that have been held for 30 days or less. The redemption fees are collected and retained by the Portfolio for the benefit of the remaining shareholders. The redemption fees are recorded as a credit to paid in capital.

18	BLACKROCK INDEX EQUITY PORTFOLIO	DECEMBER 31, 2008

Notes to Financial Statements (concluded)	BlackRock Index Equity Portfolio

5. Subsequent Event:

On January 1, 2009, Bank of America Corporation announced that it had completed its acquisition of Merrill Lynch, one of the largest stockholders of BlackRock, Inc.

BLACKROCK INDEX EQUITY PORTFOLIO	DECEMBER 31, 2008	19

Report of Independent Registered Public Accounting Firm	BlackRock Index Equity Portfolio

To the Board of Trustees and Shareholders of BlackRock FundsSM:

We have audited the accompanying statement of assets and liabilities of BlackRock Index Equity Portfolio, one of the portfolios constituting BlackRock FundsSM, (the “Fund”) as of December 31, 2008, and the related statement of operations for the year then ended, the statements of changes in net assets for the year then ended and for the period October 1, 2007 to December 31, 2007 and for the year ended September 30, 2007, and the financial highlights for the year then ended and for the period October 1, 2007 to December 31, 2007 and for each of the four years in the period ended September 30, 2007. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights of the Fund for the year ended September 30, 2003 were audited by other auditors whose report, dated November 26, 2003, expressed an unqualified opinion on those financial highlights.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of BlackRock Index Equity Portfolio of BlackRock FundsSM, as of December 31, 2008, the results of its operations for the year then ended, the changes in its net assets for the year then ended and for the period October 1, 2007 to December 31, 2007 and for the year ended September 30, 2007, and the financial highlights for the year then ended and for the period October 1, 2007 to December 31, 2007 and for each of the four years in the period ended September 30, 2007, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP
Princeton, New Jersey
February 27, 2009

Important Tax Information (Unaudited)

All of the ordinary income distributions paid by BlackRock Index Equity Portfolio of BlackRock Funds during the fiscal year ended December 31, 2008 qualify for the dividends received deduction for corporations and consist entirely of qualified dividend income for individuals.

20	BLACKROCK INDEX EQUITY PORTFOLIO	DECEMBER 31, 2008

Portfolio Information	Master S&P 500 Index Series

As of December 31, 2008

Ten Largest Holdings	Percent of Long-Term Investments

Exxon Mobil	5%
The Procter & Gamble Co.	2
General Electric Co.	2
AT&T Inc.	2
Johnson & Johnson	2
Chevron Corp.	2
Microsoft Corp.	2
Wal-Mart Stores, Inc.	2
Pfizer, Inc.	2
JPMorgan Chase & Co.	2

Sector Allocation	Percent of Long-Term Investments

Information Technology	15%
Health Care	15
Financials	13
Energy	13
Consumer Staples	13
Industrials	11
Consumer Discretionary	9
Utilities	4
Telecommunication Services	4
Materials & Processing	3

For Series compliance purposes, the Series’ sector classifications refer to any one or more of the sector sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Series management. This definition may not apply for this report, which may combine sector sub-classifications for reporting ease.

Derivative Instruments

The Series may invest in various derivative instruments, including futures contracts, and other instruments specified in the Notes to Financial Statements, which constitute forms of economic leverage. Such instruments are used to obtain exposure to a market without owning or taking physical custody of securities or to hedge market and/or interest rate risks. Such derivative instruments involve risks, including the imperfect correlation between the value of a derivative instrument and the underlying asset, possible default of the other party to the transaction and illiquidity of the derivative instrument. The Series’ ability to successfully use a derivative instrument depends on the Advisor’s ability to accurately predict pertinent market movements, which cannot be assured. The use of derivative instruments may result in losses greater than if they had not been used, may require the Series to sell or purchase portfolio securities at inopportune times or for prices other than current market values, may limit the amount of appreciation the Series can realize on an investment or may cause the Series to hold a security that it might otherwise sell. The Series’ investments in these instruments are discussed in detail in the Notes to Financial Statements.

BLACKROCK INDEX EQUITY PORTFOLIO	DECEMBER 31, 2008	21

Summary Schedule of Investments December 31, 2008	Master S&P 500 Index Series
(Percentages shown are based on Net Assets)

This summary schedule of investments is presented to help investors focus on the Series’ principal holdings. It includes the Series’ 50 largest holdings and each investment of any issuer that exceeds 1% of the Series’ net assets, and affiliated investments. “Other Securities” represent all issues not required to be disclosed under the rules adopted by the Securities and Exchange Commission (“SEC”). A complete schedule of investments is available without charge, upon request, by calling 800-441-7762 or on the SEC’s website at http://www.sec.gov.

Industry	Common Stocks	Shares	Value	Percent

Aerospace & Defense	United Technologies Corp.	232,111	$12,441,150	0.6%
	Other Securities		41,316,014	2.1

			53,757,164	2.7

Air Freight & Logistics	United Parcel Service, Inc. Class B	242,987	13,403,163	0.7
	Other Securities		8,868,262	0.4

			22,271,425	1.1

Airlines	Other Securities		1,557,375	0.1

Auto Components	Other Securities		2,986,600	0.2

Automobiles	Other Securities		2,777,199	0.1

Beverages	The Coca-Cola Co.	485,783	21,991,396	1.1
	PepsiCo, Inc.	379,124	20,764,621	1.1
	Other Securities		6,440,547	0.3

			49,196,564	2.5

Biotechnology	Amgen, Inc. (a)	258,640	14,936,460	0.7
	Gilead Sciences, Inc. (a)	224,582	11,485,123	0.6
	Other Securities		15,243,113	0.8

			41,664,696	2.1

Building Products	Other Securities		978,405	0.1

Capital Markets	The Goldman Sachs Group, Inc.	107,963	9,110,998	0.5
	Merrill Lynch & Co., Inc. (b)	390,938	4,550,518	0.2
	Other Securities		31,714,389	1.6

			45,375,905	2.3

Chemicals	Monsanto Co.	133,772	9,410,860	0.5
	Other Securities		24,145,319	1.2

			33,556,179	1.7

Commercial Banks	The PNC Financial Services Group, Inc. (b)	84,949	4,162,501	0.2
	U.S. Bancorp	428,311	10,712,058	0.6
	Wells Fargo & Co.	925,190	27,274,601	1.4
	Other Securities		18,205,390	0.9

			60,354,550	3.1

Commercial Services & Supplies	Other Securities		10,558,248	0.5

Communications Equipment	Cisco Systems, Inc. (a)	1,429,404	23,299,285	1.2
	QUALCOMM, Inc.	404,101	14,478,939	0.8
	Other Securities		10,322,440	0.5

			48,100,664	2.5

Computers & Peripherals	Apple, Inc. (a)	217,003	18,521,206	1.0
	Hewlett-Packard Co.	597,911	21,698,190	1.1
	International Business Machines Corp.	327,991	27,603,723	1.4
	Other Securities		13,461,851	0.7

			81,284,970	4.2

Construction & Engineering	Other Securities		3,432,356	0.2

Construction Materials	Other Securities		1,869,754	0.1

Consumer Finance	Other Securities		10,435,853	0.5

Containers & Packaging	Other Securities		4,022,697	0.2

Distributors	Other Securities		1,472,640	0.1

See Notes to Financial Statements.

22	BLACKROCK INDEX EQUITY PORTFOLIO	DECEMBER 31, 2008

Summary Schedule of Investments (continued)	Master S&P 500 Index Series
(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value	Percent

Diversified Consumer Services	Other Securities		$3,874,257	0.2%

Diversified Financial Services	Bank of America Corp.	1,224,941	17,247,169	0.9
	Citigroup, Inc.	1,330,479	8,927,514	0.4
	JPMorgan Chase & Co.	911,147	28,728,465	1.5
	Other Securities		9,654,888	0.5

			64,558,036	3.3

Diversified Telecommunication Services	AT&T Inc.	1,438,691	41,002,694	2.1
	Verizon Communications, Inc.	693,457	23,508,192	1.2
	Other Securities		4,882,676	0.3

			69,393,562	3.6

Electric Utilities	Exelon Corp.	160,611	8,931,578	0.4
	Other Securities		38,452,354	2.0

			47,383,932	2.4

Electrical Equipment	Other Securities		9,205,016	0.5

Electronic Equipment & Instruments	Other Securities		6,057,085	0.3

Energy Equipment & Services	Schlumberger Ltd.	291,990	12,359,937	0.6
	Other Securities		17,490,148	0.9

			29,850,085	1.5

Food & Staples Retailing	CVS Caremark Corp.	350,652	10,077,738	0.5
	Wal-Mart Stores, Inc.	545,809	30,598,053	1.6
	Other Securities		22,624,250	1.1

			63,300,041	3.2

Food Products	Kraft Foods, Inc.	358,651	9,629,779	0.5
	Other Securities		25,045,123	1.3

			34,674,902	1.8

Gas Utilities	Other Securities		2,837,056	0.2

Health Care Equipment & Supplies	Medtronic, Inc.	272,957	8,576,309	0.4
	Other Securities		33,195,247	1.7

			41,771,556	2.1

Health Care Providers & Services	Other Securities		40,390,936	2.1

Health Care Technology	Other Securities		673,119	0.0

Hotels, Restaurants & Leisure	McDonald’s Corp.	272,101	16,921,961	0.9
	Other Securities		12,771,475	0.6

			29,693,436	1.5

Household Durables	Other Securities		7,467,075	0.4

Household Products	The Procter & Gamble Co.	728,894	45,060,227	2.3
	Other Securities		15,652,656	0.8

			60,712,883	3.1

IT Services	Other Securities		18,684,279	1.0

Independent Power Producers & Energy Traders	Other Securities		2,694,096	0.1

Industrial Conglomerates	3M Co.	169,185	9,734,905	0.5
	General Electric Co.	2,564,137	41,539,019	2.1
	Other Securities		3,310,905	0.2

			54,584,829	2.8

Insurance	Other Securities		51,332,456	2.6

Internet & Catalog Retail	Other Securities		4,450,445	0.2

See Notes to Financial Statements.

BLACKROCK INDEX EQUITY PORTFOLIO	DECEMBER 31, 2008	23

Summary Schedule of Investments (continued)	Master S&P 500 Index Series
(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value	Percent

Internet Software & Services	Google, Inc. Class A (a)	58,399	$17,966,452	0.9%
	Other Securities		9,315,678	0.5

			27,282,130	1.4

Leisure Equipment & Products	Other Securities		2,712,685	0.1

Life Sciences Tools & Services	Other Securities		6,446,750	0.3

Machinery	Other Securities		31,689,454	1.6

Media	Comcast Corp. Class A	703,066	11,867,754	0.6
	Time Warner, Inc. (c)	875,797	8,810,518	0.5
	Walt Disney Co.	451,840	10,252,250	0.5
	Other Securities		18,524,527	0.9

			49,455,049	2.5

Metals & Mining	Other Securities		14,603,740	0.7

Multi-Utilities	Other Securities		28,420,034	1.5

Multiline Retail	Other Securities		13,396,176	0.7

Office Electronics	Other Securities		1,685,344	0.1

Oil, Gas & Consumable Fuels	Chevron Corp.	496,029	36,691,265	1.9
	ConocoPhillips	363,905	18,850,279	1.0
	Exxon Mobil Corp. (d)	1,241,827	99,135,049	5.1
	Occidental Petroleum Corp.	197,719	11,861,163	0.6
	Other Securities		59,250,901	3.0

			225,788,657	11.6

Paper & Forest Products	Other Securities		3,278,365	0.2

Personal Products	Other Securities		3,377,673	0.2

Pharmaceuticals	Abbott Laboratories	378,754	20,214,102	1.0
	Bristol-Myers Squibb Co.	483,331	11,237,446	0.6
	Eli Lilly & Co.	244,256	9,836,189	0.5
	Johnson & Johnson	677,337	40,525,073	2.1
	Merck & Co., Inc.	516,125	15,690,200	0.8
	Pfizer, Inc.	1,646,130	29,152,962	1.5
	Wyeth	325,034	12,192,025	0.6
	Other Securities		13,713,163	0.7

			152,561,160	7.8

Professional Services	Other Securities		2,989,516	0.2

Real Estate Investment Trusts (REITs)	Other Securities		18,580,576	1.0

Real Estate Management & Development	Other Securities		201,705	0.0

Road & Rail	Other Securities		19,000,797	1.0

Semiconductors &	Intel Corp.	1,357,853	19,906,125	1.0
Semiconductor Equipment	Other Securities		20,915,089	1.1

			40,821,214	2.1

Software	Microsoft Corp.	1,867,587	36,305,891	1.9
	Oracle Corp. (a)	956,319	16,955,536	0.9
	Other Securities		16,620,278	0.8

			69,881,705	3.6

Specialty Retail	Home Depot, Inc.	413,873	9,527,356	0.5
	Other Securities		24,658,549	1.3

			34,185,905	1.8

Textiles, Apparel & Luxury Goods	Other Securities		8,461,214	0.4

Thrifts & Mortgage Finance	Other Securities		3,963,066	0.2

See Notes to Financial Statements.

24	BLACKROCK INDEX EQUITY PORTFOLIO	DECEMBER 31, 2008

Summary Schedule of Investments (concluded)	Master S&P 500 Index Series
(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value	Percent

Tobacco	Philip Morris International, Inc.	493,837	$21,486,848	1.1%
	Other Securities		14,062,678	0.7

			35,549,526	1.8

Trading Companies & Distributors	Other Securities		2,342,816	0.1

Wireless Telecommunication Services	Other Securities		4,114,696	0.2

	Total Common Stocks (Cost — $2,279,324,740)		1,920,032,279	98.3

	Short-Term Securities	Beneficial Interest (000)

	BlackRock Liquidity Series, LLC Cash Sweep Series, 1.64% (b)(e)	$36,541	36,541,122	1.9
	BlackRock Liquidity Series, LLC Money Market Series, 0.80% (b)(e)(f)	28,856	28,855,645	1.4

	Total Short-Term Securities (Cost — $65,396,767)		65,396,767	3.3

	Total Investments (Cost — $2,344,721,507*)		1,985,429,046	101.6
	Liabilities in Excess of Other Assets		(31,580,712)	(1.6)

	Net Assets		$1,953,848,334	100.0%

*	The cost and unrealized appreciation (depreciation) of investments as of December 31, 2008, as computed for federal income tax purposes, were as follows:

Aggregate cost	$1,847,711,751

Gross unrealized appreciation	$420,896,699
Gross unrealized depreciation	(283,179,404)

Net unrealized appreciation	$137,717,295

(a)	Non-income producing security.

(b)	Investments in companies considered to be an affiliate of the Series, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

Affiliate	Purchase Cost		Sales Cost		Realized Loss	Income

Blackrock Liquidity Series, LLC Cash Sweep Series	$32,884,230	*	—		—	$308,139
BlackRock Liquidity Series, LLC Money Market Series	—		$323,709,255	**	—	$1,662,188
Merrill Lynch & Co., Inc.	$6,422,946		$3,861,353		$(2,273,466)	$465,868
The PNC Financial Services Group, Inc.	$346,237		$1,387,121		$(123,641)	$256,421

*	Represents net purchase cost.
**	Represents net sale cost.

(c)	Security, or a portion of security, is on loan.

(d)	All or a portion of security held as collateral in connection with open financial futures contracts.

(e)	Represents the current yield as of report date.

(f)	Security was purchased with the cash proceeds from securities loans.

•

For Series compliance purposes, the Series’industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Series management. This definition may not apply for this report, which may combine industry sub-classification for reporting ease. These industry classifications are unaudited.

•	Financial futures contracts purchased as of December 31, 2008 were as follows:

Contracts	Issue	Expiration Date	Face Value	Unrealized Appreciation

174	S&P 500
	Index	March 2009	$38,259,103	$895,247

•

Effective January 1, 2008, the Series adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”). FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

	•	Level 1 — price quotations in active markets/exchanges for identical securities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the Series’ own assumption used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Series’ policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

The following table summarizes the inputs used as of December 31, 2008 in determining the fair valuation of the Series’ investments:

Valuation Inputs	Investments in Securities	Other Financial Instruments*

	Assets	Assets

Level 1	$1,920,032,279	$895,247
Level 2	65,396,767	—
Level 3	—	—

Total	$1,985,429,046	$895,247

*	Other financial instruments are futures.

See Notes to Financial Statements.

BLACKROCK INDEX EQUITY PORTFOLIO	DECEMBER 31, 2008	25

Statement of Assets and Liabilities	Master S&P 500 Index Series

December 31, 2008

Assets

Investments at value — unaffiliated (including securities loaned of $28,063,967) (cost — $2,263,187,185)	$1,911,319,260
Investments at value — affiliated (cost — $81,534,322)	74,109,786
Cash	508,089
Investments sold receivable	224,011,871
Dividends receivable	4,893,523
Margin variation receivable	551,917
Securities lending income receivable — affiliated	134,004
Prepaid expenses	78,420
Other assets	29,992

Total assets	2,215,636,862

Liabilities

Withdrawals payable to investors	229,572,081
Collateral at value — securities loaned	28,855,645
Investments purchased payable	3,161,068
Other accrued expenses payable	180,603
Other affiliates payable	9,589
Investment advisory fees payable	8,962
Officer’s and Directors’ fees payable	580

Total liabilities	261,788,528

Net Assets	$1,953,848,334

Net Assets Consist of

Investors’ capital	$2,312,245,548
Net unrealized appreciation/depreciation	(358,397,214)

Net Assets	$1,953,848,334

See Notes to Financial Statements.

26	BLACKROCK INDEX EQUITY PORTFOLIO	DECEMBER 31, 2008

Statement of Operations	Master S&P 500 Index Series

Year Ended December 31, 2008

Investment Income

Dividends	$69,103,314
Securities lending — affiliated	1,662,188
Income — affiliated	1,043,342

Total income	71,808,844

Expenses

Accounting services	513,882
Investment advisory	304,955
Custodian	168,397
Professional	112,222
Officer and Directors	53,649
Licensing	20,000
Printing	7,015
Miscellaneous	56,920

Total expenses before waiver and fees paid indirectly	1,237,040
Less fees waived by advisor	(152,477)
Less fees paid indirectly	(582)

Total expenses	1,083,981

Net investment income	70,724,863

Realized and Unrealized Gain (Loss)

Net realized loss from:
Investments	(104,693,114)
Investments — affiliated	(2,397,107)
Futures	(6,325,386)

(113,415,607)

Net change in unrealized appreciation/depreciation on:
Investments	(1,271,988,494)
Futures	800,416

(1,271,188,078)

Total realized and unrealized loss	(1,384,603,685)

Net Decrease in Net Assets Resulting from Operations	$(1,313,878,822)

See Notes to Financial Statements.

BLACKROCK INDEX EQUITY PORTFOLIO	DECEMBER 31, 2008	27

Statements of Changes in Net Assets	Master S&P 500 Index Series

	Year Ended December 31,

Increase (Decrease) in Net Assets:	2008	2007

Operations

Net investment income	$70,724,863	$68,144,242
Net realized gain (loss)	(113,415,607)	72,971,959
Net change in unrealized appreciation/depreciation	(1,271,188,078)	(17,251,673)

Net increase (decrease) in net assets resulting from operations	(1,313,878,822)	123,864,528

Capital Transactions

Proceeds from contributions	937,675,170	1,916,951,681 [1]
Fair value of withdrawals	(1,391,118,850)	(1,130,278,630)

Net increase (decrease) in net assets derived from capital transactions	(453,443,680)	786,673,051

Net Assets

Total increase (decrease) in net assets	(1,767,322,502)	910,537,579
Beginning of year	3,721,170,836	2,810,633,257

End of year	$1,953,848,334	$3,721,170,836

[1]	Amount includes in-kind contribution of $1,099,448,117 from an affiliated fund.

Financial Highlights	Master S&P 500 Index Series

	Year Ended December 31,

	2008	2007	2006	2005	2004

Total Investment Return

Total investment return	(36.92)%	5.56%	15.85%	4.96%	10.90%

Ratios to Average Net Assets

Total expenses after fees waived and paid indirectly	0.04%	0.03%	0.04%	0.03%	0.03%

Total expenses	0.04%	0.04%	0.04%	0.03%	0.03%

Net investment income	2.31%	1.95%	1.92%	1.84%	1.99%

Supplemental Data

Net assets, end of year (000)	$1,953,848	$3,721,171	$2,810,633	$2,945,782	$2,938,391

Portfolio turnover	8%	4%	4%	11%	6%

See Notes to Financial Statements.

28	BLACKROCK INDEX EQUITY PORTFOLIO	DECEMBER 31, 2008

Notes to Financial Statements	Master S&P 500 Index Series

1. Organization and Significant Accounting Policies:

Master S&P 500 Index Series (the “Series”), a non-diversified investment company, is a Series of Quantitative Master Series LLC (the “Master LLC”). The Master LLC is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), and is organized as a Delaware limited liability company. The Limited Liability Company Agreement permits the Board of Directors (the “Directors”) to issue non-transferable interests in the Master LLC, subject to certain limitations. The Series’ financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require the use of management accruals and estimates. Actual results may differ from these estimates.

The following is a summary of significant accounting policies followed by the Series:

Valuation of Investments: Equity investments traded on a recognized securities exchange or the NASDAQ Global Market System are valued at the last reported sale price that day or the NASDAQ official closing price, if applicable. For equity investments traded on more than one exchange, the last reported sale price on the exchange where the stock is primarily traded is used. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last available bid price. If no bid price is available, the prior day’s price will be used, unless it is determined that such prior day’s price no longer reflects the fair value of the security. Financial futures contracts traded on exchanges are valued at their last sale price. Short-term securities with maturities less than 60 days are valued at amortized cost, which approximates fair value. Investments in open-end investment companies are valued at net asset value each business day. The Series values its investments in Cash Sweep Series and Money Market Series, each of the BlackRock Liquidity Series, LLC at fair value, which is ordinarily based upon their pro-rata ownership in the net assets of the underlying fund.

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the market value of such investment, the investment will be valued by a method approved by the Board of Directors (the “Board”) as reflecting fair value (“Fair Value Assets”). When determining the price for Fair Value Assets, the investment advisor and/or sub-advisor seeks to determine the price that the Series might reasonably expect to receive from the current sale of that asset in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the investment advisor and/or sub-advisor deems relevant. The pricing of all Fair Value Assets is subsequently reported to the Board or a committee thereof.

Derivative Financial Instruments: The Series may engage in various portfolio investment strategies both to increase the return of the Series and to hedge, or protect, its exposure to interest rate movements and movements in the securities markets. Losses may arise if the value of the contract decreases due to an unfavorable change in the price of the underlying security, or if the counterparty does not perform under the contract.

•

Financial futures contracts — The Series may purchase or sell financial futures contracts and options on such financial futures contracts for investment purposes or to manage its interest rate risk. Futures contracts are contracts for delayed delivery of securities at a specific future date and at a specific price or yield. Pursuant to the contract, the Series agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as margin variation and are recognized by the Series as unrealized gains or losses. When the contract is closed, the Series records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The use of futures transactions involves the risk of an imperfect correlation in the movements in the price of futures contracts, interest rates and the underlying assets, and the possible inability of counterparties to meet the terms of their contracts.

Segregation and Collateralization: In cases in which the 1940 Act and the interpretive positions of the Securities and Exchange Commission (“SEC”) require that the Series segregates assets in connection with certain investments (e.g., financial futures contracts), the Series will, consistent with certain interpretive letters issued by the SEC, designate on its books and records cash or other liquid securities having a market value at least equal to the amount that would otherwise be required to be physically segregated. Furthermore, based on requirements and agreements with certain exchanges and third party broker-dealers, the Series may also be required to deliver or deposit securities as collateral for certain investments (e.g., financial futures contracts).

Investment Transactions and Investment Income: Investment transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on security transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend dates. Upon notification from issuers, some of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Interest income is recognized on the accrual basis.

Securities Lending: The Series may lend securities to financial institutions that provide cash or securities issued or guaranteed by the U.S. government as collateral, which will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. The market value of the loaned securities is determined at the close of business of the Series and any additional required collateral is delivered to the Series on the next business day. The Series typically receives the income on the loaned securities but does not receive the income on the collateral. Where the Series receives cash collateral, it may invest such collateral and retain the amount earned on such investment, net of any amount rebated to the borrower. The Series may receive a flat fee for its loans. Loans of securities

BLACKROCK INDEX EQUITY PORTFOLIO	DECEMBER 31, 2008	29

Notes to Financial Statements (continued)	Master S&P 500 Index Series

are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions. The Series may pay reasonable lending agent, administrative and custodial fees in connection with its loans. In the event that the borrower defaults on its obligation to return borrowed securities because of insolvency or for any other reason, the Series could experience delays and costs in gaining access to the collateral. The Series also could suffer a loss where the value of the invested collateral falls below the market value of the borrowed securities either in the event of borrower default or in the event of losses on investments made with cash collateral. For the year ended December 31, 2008, the Series received only cash collateral for any securities loaned.

Income Taxes: The Series is classified as a partnership for federal income tax purposes. As such, each investor in the Series is treated as owner of its proportionate share of the net assets, income, expenses and realized and unrealized gains and losses of the Series. Therefore, no federal income tax provision is required. It is intended that the Series’ assets will be managed so an investor in the Series can satisfy the requirements of Subchapter M of the Internal Revenue Code.

The Series files US federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Series’ tax returns remains open for the years ended December 31, 2005 through December 31, 2007. The statutes of limitations on the Series’ state and local tax returns may remain open for an additional year depending upon the jurisdiction.

Recent Accounting Pronouncement: In March 2008, Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities — an amendment of FASB Statement No. 133” (“FAS 161”), was issued. FAS 161 is intended to improve financial reporting for derivative instruments by requiring enhanced disclosure that enables investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity’s results of operations and financial position. FAS 161 is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. The impact on the Series’ financial statement disclosures, if any, is currently being assessed.

Other: Expenses directly related to the Series are charged to the Series. Other operating expenses shared by several funds are pro-rated among those funds on the basis of relative net assets or other appropriate methods.

2. Investment Advisory Agreement and Other Transactions with Affiliates:

The Master LLC, on behalf of the Series, entered into an Investment Advisory Agreement with BlackRock Advisors, LLC (the “Advisor”), an indirect, wholly owned subsidiary of BlackRock, Inc., to provide investment advisory and administration services. Merrill Lynch & Co., Inc. (“Merrill Lynch”) and The PNC Financial Services Group, Inc. (“PNC”) are the largest stockholders of BlackRock, Inc. As of December 31, 2008, Merrill Lynch and PNC are affiliates of BlackRock, Inc.

The Advisor is responsible for the management of the Series’ investments and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Series. For such services, the Series pays the Advisor a monthly fee at an annual rate of 0.01% of the average daily value of the Series’ net assets. However, the Advisor has entered into a contract with the Master LLC, on behalf of the Series, that provides that the investment advisory fee for the Series, when combined with the administrative fee of a certain feeder fund, will not exceed a specified amount. As a result, the Series pays a monthly fee at an annual rate of 0.005% of the average daily value of the Series’ net assets. The waiver is shown as fees waived by the Advisor on the Statement of Operations.

The Advisor has entered into a separate sub-advisory agreement with BlackRock Investment Management, LLC (“BIM”), an affiliate of the Advisor, under which the Advisor pays BIM, for services it provides, a monthly fee that is a percentage of the investment advisory fee paid by the Series to the Advisor.

For the year ended December 31, 2008, the Series reimbursed the Advisor $51,427 for certain accounting services, which is included in accounting services in the Statement of Operations.

The Master LLC, on behalf of the Series, has received an exemptive order from the SEC permitting it to lend portfolio securities to Merrill Lynch, Pierce, Fenner & Smith Incorporated (“MLPF&S”), a wholly owned subsidiary of Merrill Lynch, or its affiliates. As of December 31, 2008, the Series lent securities with a value of $2,361,780 to its affiliates. Pursuant to that order, the Series has retained BIM as the securities lending agent for a fee based on a share of the returns on investment of cash collateral. BIM may, on behalf of the Series, invest cash collateral received by the Series for such loans, among other things, in a private investment company managed by the Advisor or in registered money market funds advised by the Advisor or its affiliates. The share of income earned by the Series on such investments is shown as securities lending — affiliated on the Statement of Operations. For the year ended December 31, 2008, BIM received $391,365 in securities lending fees.

30	BLACKROCK INDEX EQUITY PORTFOLIO	DECEMBER 31, 2008

Notes to Financial Statements (concluded)	Master S&P 500 Index Series

The Series may earn income on positive cash balances in demand deposit accounts that are maintained by the transfer agent on behalf of the Series. For the year ended December 31, 2008, the Series earned $12,914, which is included in income from affiliates in the Statement of Operations.

Pursuant to the terms of the custody agreement, custodian fees may be reduced by amounts calculated on uninvested cash balance (“custody credits”), which are on the Statement of Operations as fees paid indirectly.

During the year ended December 31, 2008, the Series received litigation proceeds of $35,898 from an affiliate which are included in net realized loss from investments — affiliated on the Statement of Operations.

Certain officers and/or directors of the Master LLC are officers and/or directors of BlackRock, Inc. or its affiliates. The Series reimburses the Advisor for its allocated share of compensation paid to the Master LLC’s Chief Compliance Officer.

3. Investments:

Purchases and sales of investments, excluding short-term securities, for the year ended December 31, 2008 were $228,000,949 and $633,847,869, respectively.

4. Short-Term Borrowings:

The Master LLC, on behalf of the Series, along with certain other funds managed by the Advisor and its affiliates, is a party to a $500,000,000 credit agreement with a group of lenders, which expired November 2008 and was subsequently renewed until November 2009. The Series may borrow under the credit agreement to fund shareholder redemptions and for other lawful purposes other than for leverage. The Series may borrow up to the maximum amount allowable under the Series’ current Prospectus and Statement of Additional Information, subject to various other legal, regulatory or contractual limits. The Series paid its pro rata share of a 0.02% upfront fee on the aggregate commitment amount based on its net assets as of October 31, 2008. The Series pays a commitment fee of 0.08% per annum based on the Series’ pro rata share of the unused portion of the credit agreement, which is included in miscellaneous in the Statement of Operations. Amounts borrowed under the credit agreement bear interest at a rate equal to the higher of the (a) federal funds effective rate and (b) reserve adjusted one month LIBOR, plus, in each case, the higher of (i) 1.50% and (ii) 50% of the CDX Index (as defined in the credit agreement) in effect from time to time. The Series did not borrow under the credit agreement during the year ended December 31, 2008.

5. Market and Credit Risk:

In the normal course of business, the Series invests in securities and enters into transactions where risks exist due to fluctuations in the market (market risk) or failure of the issuer of a security to meet all its obligations (credit risk). The value of securities held by the Series may decline in response to certain events, including those directly involving the companies whose securities are owned by the Series; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations. Similar to credit risk, the Series may be exposed to counter-party risk, or the risk that an entity with which the Series has unsettled or open transactions may default. Financial assets, which potentially expose the Series to credit and counterparty risks, consist principally of investments and cash due from counterparties. The extent of the Series’ exposure to credit and counterparty risks with respect to these financial assets is approximated by their value recorded in the Series’ Statements of Assets and Liabilities.

6. Subsequent Event:

On January 1, 2009, Bank of America Corporation announced that it had completed its acquisition of Merrill Lynch, one of the largest stockholders of BlackRock, Inc.

BLACKROCK INDEX EQUITY PORTFOLIO	DECEMBER 31, 2008	31

Report of Independent Registered Public Accounting Firm	Master S&P 500 Index Series

To the Investors and Board of Directors of Quantitative Master Series LLC:

We have audited the accompanying statement of assets and liabilities, including the summary schedule of investments, of Master S&P 500 Index Series, one of the portfolios constituting Quantitative Master Series LLC (the “Master LLC”), as of December 31, 2008, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Master LLC’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Master LLC is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Master LLC’s internal control over financial reporting.

Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2008, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Master S&P 500 Index Series of Quantitative Master Series LLC as of December 31, 2008, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP
Princeton, New Jersey
February 27, 2009

32	BLACKROCK INDEX EQUITY PORTFOLIO	DECEMBER 31, 2008

Officers and Trustees/Directors

Name, Address and Year of Birth	Position(s) Held with Fund/ Master LLC	Length of Time Served as a Director[2]	Principal Occupation(s) During Past Five Years	Number of BlackRock- Advised Funds and Portfolios Overseen	Public Directorships

Non-Interested Trustees/Directors[1]

Ronald W. Forbes 40 East 52nd Street New York, NY 10022 1940	Co-Chair of the Board of Directors/ Trustees and Director/Trustee	Since 2007	Professor Emeritus of Finance, School of Business, State University of New York at Albany since 2000.	34 Funds 81 Portfolios	None

Rodney D. Johnson 40 East 52nd Street New York, NY 10022 1941	Co-Chair of the Board of Directors/ Trustees and Director/Trustee	Since 2007

President, Fairmount Capital Advisors, Inc. since 1987; Director, Fox Chase Cancer Center since 2002; Member of the Archdiocesan Investment Committee of the Archdiocese of Philadelphia since 2003; Director, The Committee of Seventy (civic) since 2006.

				34 Funds 81 Portfolios	None

David O. Beim 40 East 52nd Street New York, NY 10022 1940	Director/Trustee	Since 2007

Professor of Finance and Economics at the Columbia University Graduate School of Business since 1991; Trustee, Phillips Exeter Academy since 2002; Formerly Chairman, Wave Hill Inc. (public garden and cultural center) from 1990 to 2006.

				34 Funds 81 Portfolios	None

Dr. Matina Horner 40 East 52nd Street New York, NY 10022 1939	Director/Trustee	Since 2007	Formerly Executive Vice President of Teachers Insurance and Annuity Association and College Retirement Equities Fund from 1989 to 2003.	34 Funds 81 Portfolios	NSTAR (electric and gas utility)

Herbert I. London 40 East 52nd Street New York, NY 10022 1939	Director/Trustee and Member of the Audit Committee	Since 2007

Professor Emeritus, New York University since 2005; John M. Olin Professor of Humanities, New York University from 1993 to 2005 and Professor thereof from 1980 to 2005; President, Hudson Institute (policy research organization) since 1997 and Trustee thereof since 1980; Chairman of the Board of Trustees for Grantham University since 2006; Director, InnoCentive, Inc. (strategic solutions company) since 2005; Director, Cerego, LLC (software development and design) since 2005.

				34 Funds 81 Portfolios	AIMS Worldwide, Inc. (marketing)

Cynthia A. Montgomery 40 East 52nd Street New York, NY 10022 1952	Director/Trustee	Since 2007	Professor, Harvard Business School since 1989; Director, Harvard Business School Publishing since 2005; Director, McLean Hospital since 2005.	34 Funds 81 Portfolios	Newell Rubbermaid, Inc. (manufacturing)

Joseph P. Platt, Jr. 40 East 52nd Street New York, NY 10022 1947	Director/Trustee	Since 2007

Director, The West Penn Allegheny Health System (a not-for-profit health system) since 2008; Director, Jones and Brown (Canadian insurance broker) since 1998; General Partner, Thorn Partners, LP (private investment) since 1998; Formerly Partner, Amarna Corporation, LLC (private investment company) from 2002 to 2008.

				34 Funds 81 Portfolios	Greenlight Capital Re, Ltd (reinsurance company)

Robert C. Robb, Jr. 40 East 52nd Street New York, NY 10022 1945	Director/Trustee	Since 2007	Partner, Lewis, Eckert, Robb and Company (management and financial consulting firm) since 1981.	34 Funds 81 Portfolios	None

Toby Rosenblatt 40 East 52nd Street New York, NY 10022 1938	Director/Trustee	Since 2007

President, Founders Investments Ltd. (private investments) since 1999; Director of Forward Management, LLC since 2007; Director, The James Irvine Foundation (philanthropic foundation) since 1997; Formerly Trustee, State Street Research Mutual Funds from 1990 to 2005; Formerly Trustee, Metropolitan Series Funds, Inc. from 2001 to 2005.

				34 Funds 81 Portfolios	A.P. Pharma, Inc. (specialty pharmaceuticals)

BLACKROCK INDEX EQUITY PORTFOLIO	DECEMBER 31, 2008	33

Officers and Trustees/Directors (continued)

Name, Address and Year of Birth	Position(s) Held with Fund/ Master LLC	Length of Time Served as a Director[2]	Principal Occupation(s) During Past Five Years	Number of BlackRock- Advised Funds and Portfolios Overseen	Public Directorships

Non-Interested Trustees/Directors[1] (concluded)

Kenneth L. Urish 40 East 52nd Street New York, NY 10022 1951	Chair of the Audit Committee and Director/Trustee	Since 2007

Managing Partner, Urish Popeck & Co., LLC (certified public accountants and consultants) since 1976; Member of External Advisory Board, The Pennsylvania State University Accounting Department since 2001; Trustee, The Holy Family Foundation since 2001; Committee Member/ Professional Ethics Committee of the Pennsylvania Institute of Certified Public Accountants since 2007; Formerly President and Trustee, Pittsburgh Catholic Publishing Associates from 2003 to 2008; Formerly Director, Inter-Tel from 2006 to 2007.

				34 Funds 81 Portfolios	None

Frederick W. Winter 40 East 52nd Street New York, NY 10022 1945	Director/Trustee and Member of the Audit Committee	Since 2007

Professor and Dean Emeritus of the Joseph M. Katz School of Business, University of Pittsburgh since 2005 and Dean thereof from 1997 to 2005; Director, Alkon Corporation (pneumatics) since 1992; Formerly Director, Indotronix International (IT services) from 2004 to 2008; Director, Tippman Sports (recreation) since 2005.

				34 Funds 81 Portfolios	None

[1]	Directors/Trustees serve until their resignation, removal or death, or until December 31 of the year in which they turn 72.

[2]

Following the combination of Merrill Lynch Investment Managers, L.P. (“MLIM”) and BlackRock, Inc. (“BlackRock”) in September 2006, the various legacy MLIM and legacy BlackRock Fund boards were realigned and consolidated into three new Fund boards in 2007. As a result, although the chart shows directors/trustees as joining the Fund’s/Master LLC’s board in 2007, each director first became a member of the board of directors of other legacy MLIM or legacy BlackRock Funds as follows: David O. Beim since 1998; Ronald W. Forbes since 1977; Matina Horner since 2004; Rodney D. Johnson since 1995; Herbert I. London since 1987; Cynthia A. Montgomery since 1994; Joseph P. Platt since 1999; Robert C. Robb, Jr. since 1999; Toby Rosenblatt since 2005; Kenneth L. Urish since 1999; and Frederick W. Winter since 1999.

Interested Trustees/Directors[3]

Richard S. Davis 40 East 52nd Street New York, NY 10022 1945	Director/Trustee	Since 2007

Managing Director, BlackRock, Inc. since 2005; Formerly Chief Executive Officer, State Street Research & Management Company from 2000 to 2005; Formerly Chairman of the Board of Trustees, State Street Research Mutual Funds from 2000 to 2005; Formerly Chairman, SSR Realty from 2000 to 2004.

			174 Funds 286 Portfolios	None

Henry Gabbay 40 East 52nd Street New York, NY 10022 1947	Director/Trustee	Since 2007

Formerly Consultant, BlackRock, Inc. from 2007 to 2008; Formerly Managing Director, BlackRock, Inc. from 1989 to 2007; Formerly Chief Administrative Officer, BlackRock Advisors, LLC from 1998 to 2007; Formerly President of BlackRock Funds and BlackRock Bond Allocation Target Shares from 2005 to 2007 and Treasurer of certain closed-end funds in the BlackRock fund complex from 1989 to 2006.

			174 Funds 286 Portfolios	None

[3]

Mr. Davis is an “interested person” as defined in the Investment Company Act of 1940, of the Fund/Master LLC based on his position with BlackRock, Inc. and its affiliates. Mr. Gabbay is an “interested person” of the Fund/Master LLC based on his former positions with BlackRock, Inc. and its affiliates as well as his ownership of BlackRock, Inc. and PNC securities. Directors serve until their resignation, removal or death, or until December 31 of the year in which they turn 72.

34	BLACKROCK INDEX EQUITY PORTFOLIO	DECEMBER 31, 2008

Officers and Trustees/Directors (concluded)

Name, Address and Year of Birth	Position(s) Held with Fund/ Master LLC	Length of Time Served	Principal Occupation(s) During Past Five Years

Fund/Master LLC Officers[1]

Donald C. Burke 40 East 52nd Street New York, NY 10022 1960	Fund President and Chief Executive Officer	Since 2007

Managing Director of BlackRock, Inc. since 2006; Formerly Managing Director of Merrill Lynch Investment Managers, L.P. (“MLIM”) and Fund Asset Management, L.P. (“FAM”) in 2006, First Vice President thereof from 1997 to 2005, Treasurer thereof from 1999 to 2006 and Vice President thereof from 1990 to 1997.

Anne F. Ackerley 40 East 52nd Street New York, NY 10022 1962	Vice President	Since 2007	Managing Director of BlackRock, Inc. since 2000; Chief Operating Officer of BlackRock’s US Retail Group since 2006; Formerly Head of BlackRock’s Mutual Fund Group from 2000 to 2006.

Neal J. Andrews 40 East 52nd Street New York, NY 10022 1966	Chief Financial Officer	Since 2007

Managing Director of BlackRock, Inc. since 2006; Formerly Senior Vice President and Line of Business Head of Fund Accounting and Administration at PNC Global Investment Servicing (US) Inc. (formerly PFPC Inc.) from 1992 to 2006.

Jay M. Fife 40 East 52nd Street New York, NY 10022 1970	Treasurer	Since 2007

Managing Director of BlackRock, Inc. since 2007 and Director in 2006; Formerly Assistant Treasurer of the MLIM/FAM-advised Funds from 2005 to 2006; Director of MLIM Fund Services Group from 2001 to 2006.

Brian P. Kindelan 40 East 52nd Street New York, NY 10022 1959	Chief Compliance Officer	Since 2007

Chief Compliance Officer of the BlackRock-advised Funds since 2007; Managing Director and Senior Counsel of BlackRock, Inc. since 2005; Formerly Director and Senior Counsel of BlackRock Advisors, Inc. from 2001 to 2004.

Howard B. Surloff 40 East 52nd Street New York, NY 10022 1965	Secretary	Since 2007	Managing Director of BlackRock, Inc. and General Counsel of US Funds at BlackRock, Inc. since 2006; Formerly General Counsel (US) of Goldman Sachs Asset Management, L.P. from 1993 to 2006.

[1]	Officers of the Fund/Master LLC serve at the pleasure of the Board of Directors/Trustees.

Further information about the Fund’s/Master LLC’s Officers and Directors/Trustees is available in the Fund’s/Master LLC’s Statement of Additional Information, which can be obtained without charge by calling (800) 441-7762.

Custodian
State Street Bank and
Trust Company
Boston, MA 02109

Transfer Agent
PNC Global Investment
Servicing (U.S.) Inc.
Wilmington, DE 19809

Accounting Agent
State Street Bank and
Trust Company
Princeton, NJ 08540

Independent Registered Public Accounting Firm
Deloitte & Touche LLP
Princeton, NJ 08540

Legal Counsel
Sidley Austin LLP
New York, NY 10019

BLACKROCK INDEX EQUITY PORTFOLIO	DECEMBER 31, 2008	35

Additional Information

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

Availability of Additional Information

Electronic copies of most financial reports and prospectuses are available on the Fund’s website or shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual reports and prospectuses by enrolling in the Fund’s electronic delivery program.

To enroll:

Shareholders Who Hold Accounts with Investment Advisors, Banks or Brokerages:

Please contact your financial advisor. Please note that not all investment advisors, banks or brokerages may offer this service.

Shareholders Who Hold Accounts Directly with BlackRock:

1)	Access the BlackRock website at http://www.blackrock.com/edelivery

2)	Click on the applicable link and follow the steps to sign up

3)	Log into your account

Householding

The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and it is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact the Fund at (800) 441-7762.

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available (1) without charge, upon request, by calling toll-free (800) 441-7762; (2) at www.blackrock.com; and (3) on the Securities and Exchange Commission’s (the “SEC”) website at http://www.sec.gov.

36	BLACKROCK INDEX EQUITY PORTFOLIO	DECEMBER 31, 2008

Additional Information (concluded)

Availability of Additional Information (concluded)

Availability of Proxy Voting Record

Information on how the Fund votes proxies relating to securities held in the portfolio during the most recent 12-month period ended June 30 is available upon request and without charge (1) at www.blackrock.com or by calling (800) 441-7762 and (2) on the SEC’s website at http://www.sec.gov.

Availability of Quarterly Portfolio Schedule

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of its fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330. The Fund’s Forms N-Q may also be obtained upon request and without charge by calling (800) 441-7762.

Shareholder Privileges

Account Information

Call us at (800) 441-7762 from 8:00 AM to 6:00 PM EST to get information about your account balances, recent transactions and share prices. You can also reach us on the Web at www.blackrock.com/funds.

Automatic Investment Plans

Investor Class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock funds.

Systematic Withdrawal Plans

Investor Class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock funds, as long as their account is at least $10,000.

Retirement Plans

Shareholders may make investments in conjunction with Traditional, Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.

BLACKROCK INDEX EQUITY PORTFOLIO	DECEMBER 31, 2008	37

A World-Class Mutual Fund Family

BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed income and tax-exempt investing.

Equity Funds

BlackRock All-Cap Energy & Resources Portfolio
BlackRock Asset Allocation Portfolio†
BlackRock Aurora Portfolio
BlackRock Balanced Capital Fund†
BlackRock Basic Value Fund
BlackRock Capital Appreciation Portfolio
BlackRock Energy & Resources Portfolio
BlackRock Equity Dividend Fund
BlackRock EuroFund
BlackRock Focus Growth Fund
BlackRock Focus Value Fund
BlackRock Fundamental Growth Fund
BlackRock Global Allocation Fund†
BlackRock Global Dynamic Equity Fund
BlackRock Global Emerging Markets Fund
BlackRock Global Financial Services Fund
BlackRock Global Growth Fund
BlackRock Global Opportunities Portfolio
BlackRock Global SmallCap Fund
BlackRock Health Sciences Opportunities Portfolio
BlackRock Healthcare Fund
BlackRock Index Equity Portfolio*
BlackRock International Fund
BlackRock International Diversification Fund
BlackRock International Index Fund
BlackRock International Opportunities Portfolio
BlackRock International Value Fund
BlackRock Large Cap Core Fund
BlackRock Large Cap Core Plus Fund
BlackRock Large Cap Growth Fund
BlackRock Large Cap Value Fund
BlackRock Latin America Fund
BlackRock Mid-Cap Growth Equity Portfolio
BlackRock Mid-Cap Value Equity Portfolio
BlackRock Mid Cap Value Opportunities Fund
BlackRock Natural Resources Trust
BlackRock Pacific Fund
BlackRock Science & Technology Opportunities Portfolio
BlackRock Small Cap Core Equity Portfolio
BlackRock Small Cap Growth Equity Portfolio
BlackRock Small Cap Growth Fund II
BlackRock Small Cap Index Fund
BlackRock Small Cap Value Equity Portfolio*
BlackRock Small/Mid-Cap Growth Portfolio
BlackRock S&P 500 Index Fund
BlackRock U.S. Opportunities Portfolio
BlackRock Utilities and Telecommunications Fund
BlackRock Value Opportunities Fund

Fixed Income Funds

BlackRock Emerging Market Debt Portfolio
BlackRock Enhanced Income Portfolio
BlackRock GNMA Portfolio
BlackRock Government Income Portfolio
BlackRock High Income Fund
BlackRock High Yield Bond Portfolio
BlackRock Income Portfolio†
BlackRock Income Builder Portfolio†
BlackRock Inflation Protected Bond Portfolio
BlackRock Intermediate Bond Portfolio II
BlackRock Intermediate Government Bond Portfolio
BlackRock International Bond Portfolio
BlackRock Long Duration Bond Portfolio
BlackRock Low Duration Bond Portfolio
BlackRock Managed Income Portfolio
BlackRock Short-Term Bond Fund
BlackRock Strategic Income Portfolio
BlackRock Total Return Fund
BlackRock Total Return Portfolio II
BlackRock World Income Fund

Municipal Bond Funds

BlackRock AMT-Free Municipal Bond Portfolio
BlackRock California Insured Municipal Bond Fund
BlackRock Delaware Municipal Bond Portfolio
BlackRock Florida Municipal Bond Fund
BlackRock High Yield Municipal Fund
BlackRock Intermediate Municipal Fund
BlackRock Kentucky Municipal Bond Portfolio
BlackRock Municipal Insured Fund
BlackRock National Municipal Fund
BlackRock New Jersey Municipal Bond Fund
BlackRock New York Municipal Bond Fund
BlackRock Ohio Municipal Bond Portfolio
BlackRock Pennsylvania Municipal Bond Fund
BlackRock Short-Term Municipal Fund

Target Risk & Target Date Funds

BlackRock Prepared Portfolios
Conservative Prepared Portfolio
Moderate Prepared Portfolio
Growth Prepared Portfolio
Aggressive Growth Prepared Portfolio
BlackRock Lifecycle Prepared Portfolios
Prepared Portfolio 2010
Prepared Portfolio 2015
Prepared Portfolio 2020
Prepared Portfolio 2025
Prepared Portfolio 2030
Prepared Portfolio 2035
Prepared Portfolio 2040
Prepared Portfolio 2045
Prepared Portfolio 2050

*	See the prospectus for information on specific limitations on investments in the fund.
†	Mixed asset fund.

BlackRock mutual funds are currently distributed by BlackRock Investments, Inc. You should consider the investment objectives, risks, charges and expenses of the funds under consideration carefully before investing. Each fund’s prospectus contains this and other information and is available at www.blackrock.com or by calling (800) 882-0052 or from your financial advisor. The prospectus should be read carefully before investing.

38	BLACKROCK INDEX EQUITY PORTFOLIO	DECEMBER 31, 2008

This report is transmitted to shareholders only. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Portfolio unless accompanied or preceded by the Portfolio’s current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

BlackRock Index Equity Portfolio
Of BlackRock Funds
100 Bellevue Parkway
Wilmington, DE 19809

#IE-AR-12/08

Item 2 –

Code of Ethics – The registrant (or the “Fund”) has adopted a code of ethics, as of the end of the period covered by this report, applicable to the registrant’s principal executive officer, principal financial officer and principal accounting officer, or persons performing similar functions. During the period covered by this report, there have been no amendments to or waivers granted under the code of ethics. A copy of the code of ethics is available without charge at www.blackrock.com.

Item 3 –

Audit Committee Financial Expert – The registrant’s board of directors or trustees, as applicable (the “board of directors”) has determined that (i) the registrant has the following audit committee financial expert serving on its audit committee and (ii) each audit committee financial expert is independent:

Kenneth L. Urish

Under applicable securities laws, a person determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and board of directors in the absence of such designation or identification.

Item 4 –	Principal Accountant Fees and Services

	(a) Audit Fees		(b) Audit-Related Fees[1]		(c) Tax Fees[2]		(d) All Other Fees[3]

Entity Name	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End

BlackRock Index Equity Portfolio	$6,800	$6,800	$0	$0	$6,100	$6,100	$1,049	$1,042
Master S&P 500 Index Series	$33,300	$35,500	$0	$0	$17,000	$17,000	$0	$0

1 The nature of the services include assurance and related services reasonably related to the performance of the audit of financial statements not included in Audit Fees.

2 The nature of the services include tax compliance, tax advice and tax planning.

3 The nature of the services include a review of compliance procedures and attestation thereto.

(e)(1) Audit Committee Pre-Approval Policies and Procedures:

          The registrant’s audit committee (the “Committee”) has adopted policies and procedures with regard to the pre-approval of services. Audit, audit-related and tax compliance services provided to the registrant on an annual basis require specific pre-approval by the Committee. The Committee also must approve other non-audit services provided to the registrant and those non-audit services provided to the registrant’s affiliated service providers that relate directly to the operations and the financial reporting of the registrant. Certain of these non-audit services that the Committee believes are a) consistent with the SEC’s auditor independence rules and b) routine and recurring services that will not impair the independence of the independent accountants may be approved by the Committee without consideration on a specific case-by-case basis (“general pre-approval”). The term of any general pre-approval is 12 months from the date of the pre-approval, unless the Committee provides for a different period. Tax or other non-audit services provided to the registrant which have a direct impact on the operation or financial reporting of the registrant will only be deemed pre-approved provided that any individual project does not exceed $10,000 attributable to the registrant or $50,000 for all of the registrants the Committee oversees. For this purpose, multiple projects will be aggregated to determine if they exceed the previously mentioned cost levels.

          Any proposed services exceeding the pre-approved cost levels will require specific pre-approval by the Committee, as will any other services not subject to general pre-approval (e.g., unanticipated but permissible services). The Committee is informed of each service approved subject to general pre-approval at the next regularly scheduled in-person board meeting. At this meeting, an analysis of such services is presented to the Committee for ratification. The Committee may delegate to one or more of its members the authority to approve the provision of and fees for any specific engagement of permitted non-audit services, including services exceeding pre-approved cost levels.

(e)(2) None of the services described in each of Items 4(b) through (d) were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not Applicable

(g) Affiliates’ Aggregate Non-Audit Fees:

Entity Name	Current Fiscal Year End	Previous Fiscal Year End

BlackRock Index Equity Portfolio	$412,149	$291,642
Master S&P 500 Index Series	$422,000	$301,500

(h) The registrant’s audit committee has considered and determined that the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any non-affiliated sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by the registrant’s investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Regulation S-X Rule 2-01(c)(7)(ii) – $405,000, 0%

Item 5 –	Audit Committee of Listed Registrants – Not Applicable

Item 6 –	Investments

(a) Master S&P 500 Index Series - Schedule of Investments

Master S&P 500 Index Series of Quantitative Master Series LLC

Schedule of Investments December 31, 2008	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

Aerospace & Defense - 2.7%	Boeing Co.	178,861	$7,631,999
	General Dynamics Corp.	95,157	5,480,092
	Goodrich Corp.	30,049	1,112,414
	Honeywell International, Inc.	177,274	5,819,905
	L-3 Communications Holdings, Inc.	29,167	2,151,941
	Lockheed Martin Corp.	81,251	6,831,584
	Northrop Grumman Corp.	79,862	3,596,984
	Precision Castparts Corp.	34,000	2,022,320
	Raytheon Co.	101,083	5,159,276
	Rockwell Collins, Inc.	38,616	1,509,499
	United Technologies Corp.	232,111	12,441,150

			53,757,164

Air Freight & Logistics - 1.1%	C.H. Robinson Worldwide, Inc.	41,292	2,272,299
	Expeditors International Washington, Inc.	51,800	1,723,386
	FedEx Corp.	75,956	4,872,577
	United Parcel Service, Inc. Class B	242,987	13,403,163

			22,271,425

Airlines - 0.1%	Southwest Airlines Co.	180,670	1,557,375

Auto Components - 0.2%	The Goodyear Tire & Rubber Co. (a)	58,983	352,129
	Johnson Controls, Inc.	145,070	2,634,471

			2,986,600

Automobiles - 0.1%	Ford Motor Co. (a)(b)	583,274	1,335,697
	General Motors Corp. (b)	149,098	477,114
	Harley-Davidson, Inc.	56,829	964,388

			2,777,199

Beverages - 2.5%	Brown-Forman Corp. Class B	23,991	1,235,297
	The Coca-Cola Co.	485,783	21,991,396
	Coca-Cola Enterprises, Inc.	77,423	931,399
	Constellation Brands, Inc. Class A (a)	47,556	749,958
	Dr. Pepper Snapple Group, Inc. (a)	61,900	1,005,875
	Molson Coors Brewing Co. Class B	36,300	1,775,796
	Pepsi Bottling Group, Inc.	32,973	742,222
	PepsiCo, Inc.	379,124	20,764,621

			49,196,564

Biotechnology - 2.1%	Amgen, Inc. (a)	258,640	14,936,460
	Biogen Idec, Inc. (a)	71,222	3,392,304
	Celgene Corp. (a)	111,836	6,182,294
	Cephalon, Inc. (a)(b)	16,700	1,286,568
	Genzyme Corp. (a)	66,023	4,381,947
	Gilead Sciences, Inc. (a)	224,582	11,485,123

			41,664,696

Building Products - 0.1%	Masco Corp.	87,907	978,405

Capital Markets - 2.3%	American Capital Ltd. (b)	50,600	163,944
	Ameriprise Financial, Inc.	52,873	1,235,113
	The Bank of New York Mellon Corp.	280,177	7,937,414
	The Charles Schwab Corp.	228,394	3,693,131

Master S&P 500 Index Series of Quantitative Master Series LLC

Schedule of Investments December 31, 2008	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

	E*Trade Financial Corp. (a)(b)	137,482	$158,104
	Federated Investors, Inc. Class B	21,648	367,150
	Franklin Resources, Inc.	36,922	2,354,885
	The Goldman Sachs Group, Inc.	107,963	9,110,998
	Invesco Ltd. (c)	94,000	1,357,360
	Janus Capital Group, Inc.	38,632	310,215
	Legg Mason, Inc.	34,654	759,269
	Merrill Lynch & Co., Inc. (d)	390,938	4,550,518
	Morgan Stanley	259,233	4,158,097
	Northern Trust Corp.	54,461	2,839,597
	State Street Corp.	105,415	4,145,972
	T. Rowe Price Group, Inc.	63,040	2,234,138

			45,375,905

Chemicals - 1.7%	Air Products & Chemicals, Inc.	51,118	2,569,702
	CF Industries Holdings, Inc.	13,900	683,324
	The Dow Chemical Co.	225,553	3,403,595
	E.I. du Pont de Nemours & Co.	220,337	5,574,526
	Eastman Chemical Co.	17,662	560,062
	Ecolab, Inc.	40,895	1,437,459
	International Flavors & Fragrances, Inc.	19,164	569,554
	Monsanto Co.	133,772	9,410,860
	PPG Industries, Inc.	40,047	1,699,194
	Praxair, Inc.	75,257	4,467,256
	Rohm & Haas Co.	30,526	1,886,202
	Sigma-Aldrich Corp.	30,645	1,294,445

			33,556,179

Commercial Banks - 3.1%	BB&T Corp. (b)	134,896	3,704,244
	Comerica, Inc.	36,743	729,349
	Fifth Third Bancorp	141,097	1,165,461
	First Horizon National Corp.	50,158	530,168
	Huntington Bancshares, Inc. (b)	89,429	685,026
	KeyCorp	120,982	1,030,767
	M&T Bank Corp. (b)	18,866	1,083,097
	Marshall & Ilsley Corp.	63,521	866,426
	National City Corp.	497,205	899,941
	The PNC Financial Services Group, Inc. (d)	84,949	4,162,501
	Regions Financial Corp.	169,048	1,345,622
	SunTrust Banks, Inc.	86,411	2,552,581
	U.S. Bancorp	428,311	10,712,058
	Wachovia Corp.	527,661	2,923,242
	Wells Fargo & Co.	925,190	27,274,601
	Zions Bancorporation (b)	28,130	689,466

			60,354,550

Commercial Services & Supplies - 0.5%	Avery Dennison Corp.	25,912	848,100
	Cintas Corp.	32,097	745,613
	Pitney Bowes, Inc.	50,362	1,283,224

Master S&P 500 Index Series of Quantitative Master Series LLC

Schedule of Investments December 31, 2008	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

	R.R. Donnelley & Sons Co.	50,022	$679,299
	Republic Services, Inc. Class A	78,400	1,943,534
	Stericycle, Inc. (a)	20,900	1,088,472
	Waste Management, Inc.	119,795	3,970,006

			10,558,248

Communications Equipment - 2.5%	Ciena Corp. (a)	22,101	148,077
	Cisco Systems, Inc. (a)	1,429,404	23,299,285
	Corning, Inc.	379,549	3,617,102
	Harris Corp.	32,900	1,251,845
	JDS Uniphase Corp. (a)	53,772	196,268
	Juniper Networks, Inc. (a)	128,883	2,256,741
	Motorola, Inc.	553,408	2,451,597
	QUALCOMM, Inc.	404,101	14,478,939
	Tellabs, Inc. (a)	97,284	400,810

			48,100,664

Computers & Peripherals - 4.2%	Apple, Inc. (a)	217,003	18,521,206
	Dell, Inc. (a)	422,521	4,326,615
	EMC Corp. (a)	498,238	5,216,552
	Hewlett-Packard Co.	597,911	21,698,190
	International Business Machines Corp.	327,991	27,603,723
	Lexmark International, Inc. Class A (a)	19,144	514,974
	NetApp, Inc. (a)	80,600	1,125,982
	QLogic Corp. (a)	31,281	420,417
	SanDisk Corp. (a)	55,247	530,371
	Sun Microsystems, Inc. (a)	180,432	689,250
	Teradata Corp. (a)	43,000	637,690

			81,284,970

Construction & Engineering - 0.2%	Fluor Corp.	44,336	1,989,356
	Jacobs Engineering Group, Inc. (a)	30,000	1,443,000

			3,432,356

Construction Materials - 0.1%	Vulcan Materials Co. (b)	26,872	1,869,754

Consumer Finance - 0.5%	American Express Co.	283,174	5,252,878
	Capital One Financial Corp.	95,619	3,049,290
	Discover Financial Services, Inc.	117,266	1,117,545
	SLM Corp. (a)	114,173	1,016,140

			10,435,853

Containers & Packaging - 0.2%	Ball Corp.	23,133	962,101
	Bemis Co.	24,330	576,134
	Owens-Illinois, Inc. (a)	40,600	1,109,598
	Pactiv Corp. (a)	32,089	798,374
	Sealed Air Corp.	38,587	576,490

			4,022,697

Distributors - 0.1%	Genuine Parts Co.	38,897	1,472,640

Diversified Consumer Services - 0.2%	Apollo Group, Inc. Class A (a)	26,031	1,994,495
	H&R Block, Inc.	82,736	1,879,762

			3,874,257

Master S&P 500 Index Series of Quantitative Master Series LLC

Schedule of Investments December 31, 2008	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

Diversified Financial Services - 3.3%	Bank of America Corp.	1,224,941	$17,247,169
	CIT Group, Inc. (b)	88,089	399,924
	CME Group, Inc.	16,354	3,403,431
	Citigroup, Inc.	1,330,479	8,927,514
	IntercontinentalExchange, Inc. (a)	17,600	1,450,944
	JPMorgan Chase & Co.	911,147	28,728,465
	Leucadia National Corp. (b)	43,200	855,360
	Moody’s Corp. (b)	47,455	953,371
	The NASDAQ Stock Market, Inc. (a)	33,200	820,372
	NYSE Euronext	64,700	1,771,486

			64,558,036

Diversified Telecommunication Services - 3.6%	AT&T Inc.	1,438,691	41,002,694
	CenturyTel, Inc.	24,415	667,262
	Embarq Corp.	35,056	1,260,614
	Frontier Communications Corp.	76,104	665,149
	Qwest Communications International Inc. (b)	357,726	1,302,123
	Verizon Communications, Inc.	693,457	23,508,192
	Windstream Corp.	107,340	987,528

			69,393,562

Electric Utilities - 2.4%	Allegheny Energy, Inc.	41,318	1,399,027
	American Electric Power Co., Inc.	98,555	3,279,910
	Duke Energy Corp.	308,934	4,637,099
	Edison International	79,547	2,555,050
	Entergy Corp.	46,270	3,846,425
	Exelon Corp.	160,611	8,931,578
	FPL Group, Inc.	99,764	5,021,122
	FirstEnergy Corp.	74,434	3,616,004
	PPL Corp.	91,569	2,810,253
	Pepco Holdings, Inc.	52,784	937,444
	Pinnacle West Capital Corp.	24,658	792,262
	Progress Energy, Inc.	64,260	2,560,761
	Progress Energy, Inc. (a)	900	297
	The Southern Co.	189,100	6,996,700

			47,383,932

Electrical Equipment - 0.5%	Cooper Industries Ltd. Class A	42,350	1,237,891
	Emerson Electric Co.	187,230	6,854,490
	Rockwell Automation, Inc.	34,511	1,112,635

			9,205,016

Electronic Equipment & Instruments - 0.3%	Agilent Technologies, Inc. (a)	85,449	1,335,568
	Amphenol Corp. Class A	42,900	1,028,742
	Flir Systems, Inc. (a)	33,800	1,036,984
	Jabil Circuit, Inc.	51,486	347,531
	Molex, Inc.	34,340	497,587
	Tyco Electronics Ltd.	111,701	1,810,673

			6,057,085

Master S&P 500 Index Series of Quantitative Master Series LLC

Schedule of Investments December 31, 2008	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

Energy Equipment & Services - 1.5%	BJ Services Co.	71,233	$831,289
	Baker Hughes, Inc.	75,045	2,406,693
	Cameron International Corp. (a)	53,600	1,098,800
	ENSCO International, Inc.	34,609	982,550
	Halliburton Co.	218,151	3,965,985
	Nabors Industries Ltd. (a)	69,479	831,664
	National Oilwell Varco, Inc. (a)	101,890	2,490,192
	Noble Corp.	64,446	1,423,612
	Rowan Cos., Inc.	27,540	437,886
	Schlumberger Ltd.	291,990	12,359,937
	Smith International, Inc.	53,401	1,222,349
	Weatherford International Ltd. (a)	166,278	1,799,128

			29,850,085

Food & Staples Retailing - 3.2%	CVS Caremark Corp.	350,652	10,077,738
	Costco Wholesale Corp.	105,424	5,534,760
	The Kroger Co.	159,241	4,205,555
	SUPERVALU, Inc.	51,710	754,966
	SYSCO Corp.	146,315	3,356,466
	Safeway, Inc.	104,610	2,486,580
	Wal-Mart Stores, Inc.	545,809	30,598,053
	Walgreen Co.	241,644	5,961,357
	Whole Foods Market, Inc. (b)	34,382	324,566

			63,300,041

Food Products - 1.8%	Archer-Daniels-Midland Co.	156,618	4,515,297
	Campbell Soup Co.	50,262	1,508,363
	ConAgra Foods, Inc.	109,120	1,800,480
	Dean Foods Co. (a)	37,549	674,756
	General Mills, Inc.	81,560	4,954,770
	H.J. Heinz Co.	76,807	2,887,943
	The Hershey Co.	40,446	1,405,094
	The J.M. Smucker Co.	28,900	1,253,104
	Kellogg Co.	61,486	2,696,161
	Kraft Foods, Inc.	358,651	9,629,779
	McCormick & Co., Inc.	31,748	1,011,491
	Sara Lee Corp.	172,705	1,690,782
	Tyson Foods, Inc. Class A	73,845	646,882

			34,674,902

Gas Utilities - 0.2%	Equitable Resources, Inc.	31,900	1,070,245
	Nicor, Inc.	11,058	384,155
	Questar Corp.	42,296	1,382,656

			2,837,056

Health Care Equipment & Supplies - 2.1%	Baxter International, Inc.	151,377	8,112,293
	Becton Dickinson & Co.	59,324	4,057,168
	Boston Scientific Corp. (a)	366,713	2,838,359
	C.R. Bard, Inc.	24,206	2,039,598
	Covidien Ltd.	122,901	4,453,932

Master S&P 500 Index Series of Quantitative Master Series LLC

Schedule of Investments December 31, 2008	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

	Dentsply International, Inc.	36,400	$1,027,936
	Hospira, Inc. (a)	38,927	1,044,022
	Intuitive Surgical, Inc. (a)	9,550	1,212,755
	Medtronic, Inc.	272,957	8,576,309
	St. Jude Medical, Inc. (a)	84,015	2,769,134
	Stryker Corp.	59,139	2,362,603
	Varian Medical Systems, Inc. (a)	30,309	1,062,027
	Zimmer Holdings, Inc. (a)	54,810	2,215,420

			41,771,556

Health Care Providers & Services - 2.1%	Aetna, Inc.	112,611	3,209,414
	AmerisourceBergen Corp.	38,091	1,358,325
	Cardinal Health, Inc.	87,816	3,027,018
	Cigna Corp.	67,057	1,129,910
	Coventry Health Care, Inc. (a)	36,399	541,617
	DaVita, Inc. (a)	25,300	1,254,121
	Express Scripts, Inc. (a)	60,370	3,319,143
	Humana, Inc. (a)	41,184	1,535,340
	Laboratory Corp. of America Holdings (a)	26,323	1,695,464
	McKesson Corp.	67,391	2,610,053
	Medco Health Solutions, Inc. (a)	121,536	5,093,574
	Patterson Cos., Inc. (a)	22,266	417,488
	Quest Diagnostics, Inc.	38,642	2,005,906
	Tenet Healthcare Corp. (a)	101,485	116,708
	UnitedHealth Group, Inc.	294,845	7,842,877
	WellPoint, Inc. (a)	124,234	5,233,978

			40,390,936

Health Care Technology - 0.0%	IMS Health, Inc.	44,401	673,119

Hotels, Restaurants & Leisure - 1.5%	Carnival Corp.	106,685	2,594,579
	Darden Restaurants, Inc.	33,859	954,147
	International Game Technology	71,968	855,700
	Marriott International, Inc. Class A	71,619	1,392,990
	McDonald’s Corp.	272,101	16,921,961
	Starbucks Corp. (a)	179,691	1,699,877
	Starwood Hotels & Resorts Worldwide, Inc.	44,711	800,327
	Wyndham Worldwide Corp.	43,385	284,172
	Wynn Resorts Ltd. (a)(b)	15,000	633,900
	Yum! Brands, Inc.	112,882	3,555,783

			29,693,436

Household Durables - 0.4%	Black & Decker Corp.	14,707	614,900
	Centex Corp.	30,354	322,967
	D.R. Horton, Inc.	67,311	475,889
	Fortune Brands, Inc.	36,551	1,508,825
	Harman International Industries, Inc.	14,257	238,520
	KB Home	18,391	250,485
	Leggett & Platt, Inc.	38,152	579,529
	Lennar Corp. Class A	34,591	299,904

Master S&P 500 Index Series of Quantitative Master Series LLC

Schedule of Investments December 31, 2008	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

	Newell Rubbermaid, Inc.	67,633	$661,451
	Pulte Homes, Inc.	52,125	569,726
	Snap-On, Inc.	13,979	550,493
	The Stanley Works	19,189	654,345
	Whirlpool Corp.	17,897	740,041

			7,467,075

Household Products - 3.1%	Clorox Co.	33,837	1,879,984
	Colgate-Palmolive Co.	123,184	8,443,031
	Kimberly-Clark Corp.	101,055	5,329,641
	The Procter & Gamble Co.	728,894	45,060,227

			60,712,883

IT Services - 1.0%	Affiliated Computer Services, Inc. Class A (a)	23,838	1,095,356
	Automatic Data Processing, Inc.	123,943	4,875,918
	Cognizant Technology Solutions Corp. (a)	71,102	1,284,102
	Computer Sciences Corp. (a)	36,951	1,298,458
	Convergys Corp. (a)	29,881	191,537
	Fidelity National Information Services, Inc.	46,364	754,342
	Fiserv, Inc. (a)	39,082	1,421,412
	MasterCard, Inc. Class A	17,669	2,525,430
	Paychex, Inc.	78,379	2,059,800
	Total System Services, Inc.	48,100	673,400
	The Western Union Co.	174,653	2,504,524

			18,684,279

Independent Power Producers & Energy Traders - 0.1%	The AES Corp. (a)	164,363	1,354,350
	Constellation Energy Group, Inc.	43,549	1,092,644
	Dynegy, Inc. Class A (a)	123,551	247,102

			2,694,096

Industrial Conglomerates - 2.8%	3M Co.	169,185	9,734,905
	General Electric Co.	2,564,137	41,539,019
	Textron, Inc.	58,838	816,083
	Tyco International Ltd.	115,501	2,494,822

			54,584,829

Insurance - 2.6%	AON Corp.	65,831	3,007,160
	Aflac, Inc.	113,774	5,215,400
	The Allstate Corp.	130,800	4,285,008
	American International Group, Inc.	656,493	1,030,694
	Assurant, Inc.	28,752	862,560
	Chubb Corp.	86,797	4,426,647
	Cincinnati Financial Corp.	39,662	1,152,974
	Genworth Financial, Inc. Class A	105,875	299,626
	Hartford Financial Services Group, Inc.	73,524	1,207,264
	Lincoln National Corp.	62,431	1,176,200
	Loews Corp.	88,370	2,496,453
	MBIA, Inc. (b)	46,059	187,460
	Marsh & McLennan Cos., Inc.	125,460	3,044,914
	MetLife, Inc.	193,746	6,753,986

Master S&P 500 Index Series of Quantitative Master Series LLC

Schedule of Investments December 31, 2008	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

	Principal Financial Group, Inc.	63,298	$1,428,636
	The Progressive Corp.	164,947	2,442,865
	Prudential Financial, Inc.	103,539	3,133,090
	Torchmark Corp.	20,720	926,184
	The Travelers Cos., Inc.	142,746	6,452,119
	UnumProvident Corp.	80,867	1,504,126
	XL Capital Ltd. Class A	80,835	299,090

			51,332,456

Internet & Catalog Retail - 0.2%	Amazon.com, Inc. (a)	78,560	4,028,557
	Expedia, Inc. (a)	51,200	421,888

			4,450,445

Internet Software & Services - 1.4%	Akamai Technologies, Inc. (a)	41,300	623,217
	eBay, Inc. (a)	261,888	3,655,956
	Google, Inc. Class A (a)	58,399	17,966,452
	VeriSign, Inc. (a)	47,373	903,877
	Yahoo! Inc. (a)	338,740	4,132,628

			27,282,130

Leisure Equipment & Products - 0.1%	Eastman Kodak Co.	65,627	431,826
	Hasbro, Inc.	30,204	881,051
	Mattel, Inc.	87,488	1,399,808

			2,712,685

Life Sciences Tools & Services - 0.3%	Life Technologies Corp (a)	42,167	982,913
	Millipore Corp. (a)	13,383	689,492
	PerkinElmer, Inc.	28,861	401,457
	Thermo Fisher Scientific, Inc. (a)	102,566	3,494,424
	Waters Corp. (a)	23,969	878,464

			6,446,750

Machinery - 1.6%	Caterpillar, Inc.	147,316	6,580,606
	Cummins, Inc.	49,162	1,314,100
	Danaher Corp.	62,451	3,535,351
	Deere & Co.	104,208	3,993,251
	Dover Corp.	45,387	1,494,140
	Eaton Corp.	40,223	1,999,485
	Flowserve Corp.	13,800	710,700
	ITT Corp.	44,282	2,036,529
	Illinois Tool Works, Inc.	96,129	3,369,321
	Ingersoll-Rand Co. Class A	77,855	1,350,784
	Manitowoc Co.	31,900	276,254
	PACCAR, Inc.	88,577	2,533,302
	Pall Corp.	28,875	820,916
	Parker Hannifin Corp.	39,368	1,674,715

			31,689,454

Media - 2.5%	CBS Corp. Class B	166,112	1,360,457
	Comcast Corp. Class A	703,066	11,867,754
	The DIRECTV Group, Inc. (a)	133,368	3,055,461
	Gannett Co., Inc. (b)	55,825	446,600

Master S&P 500 Index Series of Quantitative Master Series LLC

Schedule of Investments December 31, 2008	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

	Interpublic Group of Cos., Inc. (a)	116,446	$461,126
	The McGraw-Hill Cos., Inc.	76,801	1,781,015
	Meredith Corp. (b)	8,845	151,426
	The New York Times Co. Class A (b)	28,498	208,890
	News Corp. Class A	561,593	5,104,880
	Omnicom Group Inc.	75,914	2,043,605
	Scripps Networks Interactive	22,000	484,000
	Time Warner, Inc. (b)	875,797	8,810,518
	Viacom, Inc. Class B (a)	149,829	2,855,741
	Walt Disney Co.	451,840	10,252,250
	The Washington Post Co. Class B	1,464	571,326

			49,455,049

Metals & Mining - 0.7%	AK Steel Holding Corp.	27,400	255,369
	Alcoa, Inc.	195,428	2,200,519
	Allegheny Technologies, Inc.	23,513	600,287
	Freeport-McMoRan Copper & Gold, Inc. Class B	92,175	2,252,757
	Newmont Mining Corp.	110,877	4,512,694
	Nucor Corp.	76,631	3,540,352
	Titanium Metals Corp. (b)	20,900	184,129
	United States Steel Corp.	28,431	1,057,633

			14,603,740

Multi-Utilities - 1.5%	Ameren Corp.	51,662	1,718,278
	CMS Energy Corp.	55,331	559,396
	CenterPoint Energy, Inc.	84,058	1,060,812
	Consolidated Edison, Inc.	66,802	2,600,602
	DTE Energy Co.	39,753	1,417,990
	Dominion Resources, Inc.	141,918	5,086,341
	Integrys Energy Group, Inc.	18,670	802,437
	NiSource, Inc.	66,915	734,058
	PG&E Corp.	88,131	3,411,551
	Public Service Enterprise Group, Inc.	123,600	3,605,412
	SCANA Corp.	28,600	1,018,160
	Sempra Energy	59,438	2,533,842
	TECO Energy, Inc. (b)	51,916	641,163
	Wisconsin Energy Corp.	28,500	1,196,430
	Xcel Energy, Inc.	109,626	2,033,562

			28,420,034

Master S&P 500 Index Series of Quantitative Master Series LLC

Schedule of Investments December 31, 2008	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

Multiline Retail - 0.7%	Big Lots, Inc. (a)	20,082	$290,988
	Family Dollar Stores, Inc.	34,133	889,847
	J.C. Penney Co., Inc.	54,254	1,068,804
	Kohl’s Corp. (a)	74,354	2,691,615
	Macy’s, Inc.	102,766	1,063,628
	Nordstrom, Inc.	38,932	518,185
	Sears Holdings Corp. (a)(b)	13,577	527,738
	Target Corp.	183,764	6,345,371

			13,396,176

Office Electronics - 0.1%	Xerox Corp.	211,461	1,685,344

Oil, Gas & Consumable Fuels - 11.6%	Anadarko Petroleum Corp.	112,087	4,320,954
	Apache Corp.	81,703	6,089,325
	Cabot Oil & Gas Corp. Class A	25,200	655,200
	Chesapeake Energy Corp.	132,061	2,135,426
	Chevron Corp.	496,029	36,691,265
	ConocoPhillips	363,905	18,850,279
	Consol Energy, Inc.	44,248	1,264,608
	Devon Energy Corp.	107,864	7,087,743
	EOG Resources, Inc.	60,922	4,056,187
	El Paso Corp.	171,259	1,340,958
	Exxon Mobil Corp. (e)	1,241,827	99,135,049
	Hess Corp.	69,284	3,716,394
	Marathon Oil Corp.	172,258	4,712,979
	Massey Energy Co.	20,800	286,832
	Murphy Oil Corp.	46,459	2,060,457
	Noble Energy, Inc.	42,200	2,077,084
	Occidental Petroleum Corp.	197,719	11,861,163
	Peabody Energy Corp.	65,142	1,481,981
	Pioneer Natural Resources Co.	28,700	464,366
	Range Resources Corp.	37,900	1,303,381
	Southwestern Energy Co. (a)	83,800	2,427,686
	Spectra Energy Corp.	149,161	2,347,794
	Sunoco, Inc.	28,508	1,238,958
	Tesoro Corp.	33,800	445,146
	Valero Energy Corp.	125,960	2,725,774
	Williams Cos., Inc.	141,267	2,045,546
	XTO Energy, Inc.	140,803	4,966,122

			225,788,657

Paper & Forest Products - 0.2%	International Paper Co.	104,384	1,231,731
	MeadWestvaco Corp.	41,715	466,791
	Weyerhaeuser Co.	51,612	1,579,843

			3,278,365

Personal Products - 0.2%	Avon Products, Inc.	104,058	2,500,514
	The Estée Lauder Cos., Inc. Class A	28,332	877,159

			3,377,673

Master S&P 500 Index Series of Quantitative Master Series LLC

Schedule of Investments December 31, 2008	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

Pharmaceuticals - 7.8%	Abbott Laboratories	378,754	$20,214,102
	Allergan, Inc.	75,108	3,028,355
	Bristol-Myers Squibb Co.	483,331	11,237,446
	Eli Lilly & Co.	244,256	9,836,189
	Forest Laboratories, Inc. (a)	73,574	1,873,930
	Johnson & Johnson	677,337	40,525,073
	King Pharmaceuticals, Inc. (a)	60,173	639,037
	Merck & Co., Inc.	516,125	15,690,200
	Mylan, Inc. (a)(b)	74,443	736,241
	Pfizer, Inc.	1,646,130	29,152,962
	Schering-Plough Corp.	396,822	6,757,879
	Watson Pharmaceuticals, Inc. (a)	25,507	677,721
	Wyeth	325,034	12,192,025

			152,561,160

Professional Services - 0.2%	Dun & Bradstreet Corp.	13,200	1,019,040
	Equifax, Inc.	30,854	818,248
	Monster Worldwide, Inc. (a)	30,051	363,317
	Robert Half International, Inc.	37,892	788,911

			2,989,516

Real Estate Investment Trusts (REITs) - 1.0%	Apartment Investment & Management Co. Class A	24,765	286,037
	AvalonBay Communities, Inc.	18,868	1,143,023
	Boston Properties, Inc.	29,446	1,619,530
	Developers Diversified Realty Corp.	29,475	143,838
	Equity Residential	66,436	1,981,122
	HCP, Inc.	61,700	1,713,409
	Host Marriott Corp.	127,695	966,651
	Kimco Realty Corp.	55,941	1,022,601
	Plum Creek Timber Co., Inc.	40,730	1,414,960
	ProLogis	64,864	900,961
	Public Storage	30,646	2,436,357
	Simon Property Group, Inc.	55,083	2,926,560
	Vornado Realty Trust	33,563	2,025,527

			18,580,576

Real Estate Management & Development - 0.0%	CB Richard Ellis Group, Inc. (a)	46,691	201,705

Road & Rail - 1.0%	Burlington Northern Santa Fe Corp.	68,502	5,186,286
	CSX Corp.	96,310	3,127,186
	Norfolk Southern Corp.	90,402	4,253,414
	Ryder System, Inc.	13,547	525,353
	Union Pacific Corp.	123,610	5,908,558

			19,000,797

Semiconductors & Semiconductor Equipment - 2.1%	Advanced Micro Devices, Inc. (a)(b)	148,682	321,153
	Altera Corp.	72,604	1,213,213
	Analog Devices, Inc.	71,098	1,352,284
	Applied Materials, Inc.	327,580	3,318,385
	Broadcom Corp. Class A (a)	108,464	1,840,634

Master S&P 500 Index Series of Quantitative Master Series LLC

Schedule of Investments December 31, 2008	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

	Intel Corp.	1,357,853	$19,906,125
	KLA-Tencor Corp.	41,266	899,186
	LSI Corp. (a)	157,575	518,422
	Linear Technology Corp.	54,169	1,198,218
	MEMC Electronic Materials, Inc. (a)	54,800	782,544
	Microchip Technology, Inc. (b)	44,400	867,132
	Micron Technology, Inc. (a)	186,543	492,474
	National Semiconductor Corp.	47,634	479,674
	Novellus Systems, Inc. (a)	23,892	294,827
	Nvidia Corp. (a)	131,211	1,058,873
	Teradyne, Inc. (a)	41,461	174,965
	Texas Instruments, Inc.	316,512	4,912,266
	Xilinx, Inc.	66,826	1,190,839

			40,821,214

Software - 3.6%	Adobe Systems, Inc. (a)	129,576	2,758,673
	Autodesk, Inc. (a)	55,223	1,085,132
	BMC Software, Inc. (a)	45,789	1,232,182
	CA, Inc.	96,124	1,781,178
	Citrix Systems, Inc. (a)	44,298	1,044,104
	Compuware Corp. (a)	60,271	406,829
	Electronic Arts, Inc. (a)	78,382	1,257,247
	Intuit, Inc. (a)	78,096	1,857,904
	McAfee, Inc. (a)	37,300	1,289,461
	Microsoft Corp.	1,867,587	36,305,891
	Novell, Inc. (a)	84,431	328,437
	Oracle Corp. (a)	956,319	16,955,536
	Salesforce.com, Inc. (a)	25,600	819,456
	Symantec Corp. (a)	204,118	2,759,675

			69,881,705

Specialty Retail - 1.8%	Abercrombie & Fitch Co. Class A	21,282	490,976
	AutoNation, Inc. (a)(b)	26,413	260,960
	AutoZone, Inc. (a)	9,364	1,305,997
	Bed Bath & Beyond, Inc. (a)	63,366	1,610,764
	Best Buy Co., Inc.	82,457	2,317,866
	GameStop Corp. Class A (a)	40,000	866,400
	The Gap, Inc.	113,799	1,523,769
	Home Depot, Inc.	413,873	9,527,356
	Limited Brands, Inc.	66,043	663,072
	Lowe’s Cos., Inc.	357,789	7,699,619
	Office Depot, Inc. (a)	67,247	200,396
	RadioShack Corp.	30,529	364,516
	The Sherwin-Williams Co.	23,948	1,430,893
	Staples, Inc.	174,193	3,121,539
	TJX Cos., Inc.	101,672	2,091,393
	Tiffany & Co.	30,063	710,389

			34,185,905

Master S&P 500 Index Series of Quantitative Master Series LLC

Schedule of Investments December 31, 2008	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

Textiles, Apparel & Luxury Goods - 0.4%	Coach, Inc. (a)	79,808	$1,657,612
	Jones Apparel Group, Inc.	20,467	119,937
	Nike, Inc. Class B	95,755	4,883,505
	Polo Ralph Lauren Corp.	13,718	622,934
	VF Corp.	21,494	1,177,226

			8,461,214

Thrifts & Mortgage Finance - 0.2%	Hudson City Bancorp, Inc.	127,219	2,030,415
	People’s United Financial, Inc.	84,900	1,513,767
	Sovereign Bancorp, Inc. (a)	140,565	418,884

			3,963,066

Tobacco - 1.8%	Altria Group, Inc.	503,037	7,575,737
	Lorillard, Inc.	41,000	2,310,350
	Philip Morris International, Inc.	493,837	21,486,848
	Reynolds American, Inc.	41,261	1,663,231
	UST, Inc.	36,226	2,513,360

			35,549,526

Trading Companies & Distributors - 0.1%	Fastenal Co. (b)	31,500	1,097,775
	W.W. Grainger, Inc.	15,792	1,245,041

			2,342,816

Wireless Telecommunication Services - 0.2%	American Tower Corp. Class A (a)	96,800	2,838,176
	Sprint Nextel Corp. (a)	697,552	1,276,520

			4,114,696

	Total Common Stocks (Cost - $2,279,324,740) - 98.3%		1,920,032,279

	Short-Term Securities	Beneficial Interest (000)

	BlackRock Liquidity Series, LLC Cash Sweep Series, 1.64% (d)(f)	$36,541	36,541,122
	BlackRock Liquidity Series, LLC Money Market Series, 0.80% (d)(f)(g)	28,856	28,855,645

	Total Short-Term Securities (Cost - $65,396,767) - 3.3%		65,396,767

	Total Investments (Cost - $2,344,721,507*) - 101.6%		1,985,429,046
	Liabilities in Excess of Other Assets - (1.6)%		(31,580,712)

	Net Assets - 100.0%		$1,953,848,334

*	The cost and unrealized appreciation (depreciation) of investments as of December 31, 2008, as computed for federal income tax purposes, were as follows:

Aggregate cost	$1,851,625,197

Gross unrealized appreciation	$416,983,253
Gross unrealized depreciation	(283,179,404)

Net unrealized appreciation	$133,803,849

(a)	Non-income producing security.

(b)	Security, or a portion of security, is on loan.

(c)	Depositary receipts.

Master S&P 500 Index Series of Quantitative Master Series LLC

Schedule of Investments December 31, 2008

(d)	Investments in companies considered to be an affiliate of the Series, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

Affiliate	Purchase Cost		Sales Cost		Realized Loss	Income

BlackRock Liquidity Series, LLC Cash Sweep Series	$32,884,230	*	—		—	$308,139
BlackRock Liquidity Series, LLC Money Market Series	—		$323,709,255	**	—	$1,662,188
Merrill Lynch & Co., Inc.	$6,422,946		$3,861,353		$(2,273,466)	$465,868
The PNC Financial Services Group, Inc.	$346,237		$1,387,121		$(123,641)	$256,421

* Represents net purchase cost.

** Represents net sale cost.

(e)	All or a portion of security held as collateral in connection with open financial futures contracts.

(f)	Represents the current yield as of report date.

(g)	Security was purchased with the cash proceeds from securities loans.

•

For Series compliance purposes, the Series’ industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Series management. This definition may not apply for this report, which may combine industry sub-classification for reporting ease. These industry classifications are unaudited.

•	Financial futures contracts purchased as of December 31, 2008 were as follows:

Contracts	Issue	Expiration Date	Face Value	Unrealized Appreciation

174	S&P 500 Index	March 2009	$38,259,103	$895,247

Master S&P 500 Index Series of Quantitative Master Series LLC

Schedule of Investments December 31, 2008

•

Effective January 1, 2008, the Series adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”). FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

	•	Level 1 - price quotations in active markets/exchanges for identical securities

•

Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs)

•

Level 3 - unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the Series’ own assumption used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Series’ policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

The following table summarizes the inputs used as of December 31, 2008 in determining the fair valuation of the Series’ investments:

Valuation Inputs	Investments in Securities	Other Financial Instruments*

	Assets	Assets

Level 1	$1,920,032,279	$895,247
Level 2	65,396,767	—
Level 3	—	—

Total	$1,985,429,046	$895,247

* Other financial instruments are futures.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM ON DETAILED SCHEDULE OF INVESTMENTS

To the Investors and Board of Directors of

Quantitative Master Series LLC:

We have audited, in accordance with the standards of the Public Company Accounting Oversight Board (United States), the financial statements of Master S&P 500 Index Series (“the Series”), one of the portfolios constituting Quantitative Master Series LLC, as of December 31, 2008, and for the year then ended and have issued our report thereon dated February 27, 2009 which report and financial statements are included in Item 1 of this Certified Shareholder Report on Form N-CSR. Our audit also included the Series' Schedule of Investments (the “Schedule”) as of December 31, 2008 appearing in Item 6 of this Form N-CSR. This Schedule is the responsibility of the Series’ management. Our responsibility is to express an opinion based on our audit. In our opinion, the Schedule referred to above, when considered in relation to the basic financial statements taken as a whole of the Series referred to above, presents fairly, in all material respects, the information set forth therein.

DELOITTE & TOUCHE LLP

February 27, 2009

Princeton, New Jersey

(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable

Item 8 –	Portfolio Managers of Closed-End Management Investment Companies – Not Applicable

Item 9 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable

Item 10 –

Submission of Matters to a Vote of Security Holders – The registrant’s Nominating and Governance Committee will consider nominees to the board of directors recommended by shareholders when a vacancy becomes available. Shareholders who wish to recommend a nominee should send nominations which include biographical information and set forth the qualifications of the proposed nominee to the registrant’s Secretary. There have been no material changes to these procedures.

Item 11 –	Controls and Procedures

11(a) –

The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15(d)-15(b) under the Securities Exchange Act of 1934, as amended.

11(b) –

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 –	Exhibits attached hereto

12(a)(1) –	Code of Ethics – See Item 2

12(a)(2) –	Certifications – Attached hereto

12(a)(3) –	Not Applicable

12(b) –	Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Index Equity Portfolio of BlackRock Funds and Master S&P 500 Index Series of Quantitative Master Series LLC

By:	/s/ Donald C. Burke

Donald C. Burke
Chief Executive Officer of
BlackRock Index Equity Portfolio of BlackRock Funds and Master S&P 500 Index Series of Quantitative Master Series LLC

Date: February 23, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Donald C. Burke

Donald C. Burke
Chief Executive Officer (principal executive officer) of
BlackRock Index Equity Portfolio of BlackRock Funds and Master S&P 500 Index Series of Quantitative Master Series LLC

Date: February 23, 2009

By:	/s/ Neal J. Andrews

Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Index Equity Portfolio of BlackRock Funds and Master S&P 500 Index Series of Quantitative Master Series LLC

Date: February 23, 2009